Schedule of Investments (unaudited) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Affirm Asset Securitization Trust
Series 2022-A, Class 1A, 4.30%, 05/17/27(a)	$9,250	$9,052,720
Series 2023-A, Class 1A, 6.61%, 01/18/28(a)	13,500	13,432,771
Series 2023-B, Class A, 7.64%, 09/15/28	27,200	27,234,400
Series 2023-B, Class B, 7.44%, 09/15/28	5,710	5,705,711
Series 2023-B, Class C, 7.81%, 09/15/28	4,850	4,849,591
Avant Loans Funding Trust, Series 2021-REV1, Class C, 2.30%, 07/15/30(a)	2,220	2,100,253
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	642	593,502
Exeter Automobile Receivables Trust
Series 2022-1A, Class C, 2.56%, 06/15/28	4,385	4,236,680
Series 2022-2A, Class B, 3.65%, 10/15/26	7,495	7,426,609
Series 2022-2A, Class C, 3.85%, 07/17/28	1,000	971,263
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	3,743	3,635,274
Series 2021-3, Class B, 0.76%, 02/26/29	9,001	8,607,128
Netcredit Combined Receivables LLC, Series 2023-A, Class A, 7.78%, 12/20/27(a)	14,462	14,254,544
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	452,501
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 05/15/32(a)	10,495	10,367,533
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31(a)	2,367	2,307,036
Upstart Securitization Trust(a)
Series 2021-3, Class A, 0.83%, 07/20/31	183	182,259
Series 2021-4, Class A, 0.84%, 09/20/31	1,801	1,782,186
Series 2021-5, Class A, 1.31%, 11/20/31	1,945	1,915,310
Series 2021-5, Class B, 2.49%, 11/20/31	4,500	4,291,101
Series 2022-4, Class A, 5.98%, 08/20/32	10,047	9,973,456
Westlake Automobile Receivables Trust, Series 2022- 1A, Class B, 2.75%, 03/15/27(a)	8,580	8,393,045

Total Asset-Backed Securities — 2.0% (Cost: $142,807,745)		141,764,873

	Shares

Common Stocks

Aerospace & Defense — 0.3%
General Dynamics Corp.	43,792	9,676,718
Huntington Ingalls Industries, Inc.	23,555	4,818,882
Lockheed Martin Corp.	22,524	9,211,415

		23,707,015

Banks — 0.1%
Credicorp Ltd.	35,628	4,559,315

Beverages — 0.3%
Coca-Cola Europacific Partners PLC	154,062	9,625,794
Keurig Dr. Pepper, Inc.	287,614	9,079,974

		18,705,768

Biotechnology — 0.4%
AbbVie, Inc.	65,578	9,775,056

Security	Shares	Value

Biotechnology (continued)
Amgen, Inc.	38,347	$10,306,140
Gilead Sciences, Inc.	128,620	9,638,783

		29,719,979

Communications Equipment — 0.3%
Cisco Systems, Inc.	167,053	8,980,769
Juniper Networks, Inc.	323,841	8,999,542

		17,980,311

Construction & Engineering — 0.0%
MDU Resources Group, Inc.	134,872	2,640,794

Consumer Staples Distribution & Retail — 0.1%
Kroger Co.	82,987	3,713,668

Containers & Packaging — 0.0%
Amcor PLC	329,426	3,017,542

Distributors — 0.1%
Genuine Parts Co.	52,780	7,620,376

Diversified Consumer Services — 0.0%
H&R Block, Inc.	64,865	2,793,087

Electric Utilities — 0.6%
Alliant Energy Corp.	21,710	1,051,850
American Electric Power Co., Inc.	44,455	3,343,905
Duke Energy Corp.	109,141	9,632,785
Edison International	10,087	638,406
Evergy, Inc.	144,069	7,304,298
Exelon Corp.	127,644	4,823,667
FirstEnergy Corp.	150,151	5,132,161
OGE Energy Corp.	48,643	1,621,271
Pinnacle West Capital Corp.	56,611	4,171,098
Xcel Energy, Inc.	95,221	5,448,546

		43,167,987

Food Products — 0.8%
Campbell Soup Co.	232,330	9,544,116
Conagra Brands, Inc.	221,067	6,061,657
Flowers Foods, Inc.	234,482	5,200,811
General Mills, Inc.	144,964	9,276,246
Hormel Foods Corp.	37,238	1,416,161
Ingredion, Inc.	5,309	522,406
J M Smucker Co.	67,660	8,316,091
Kellogg Co.	161,024	9,582,538
Kraft Heinz Co.	293,176	9,862,441

		59,782,467

Gas Utilities — 0.2%
Atmos Energy Corp.	73,055	7,738,716
Brookfield Infrastructure Corp., Class A	76,048	2,687,536
New Jersey Resources Corp.	21,052	855,343
ONE Gas, Inc.	34,833	2,378,397

		13,659,992

Ground Transportation — 0.1%
Union Pacific Corp.	31,320	6,377,692

Health Care Equipment & Supplies — 0.1%
Medtronic PLC	118,309	9,270,693

Health Care Providers & Services — 0.4%
Cardinal Health, Inc.	109,442	9,501,755

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
CVS Health Corp.	115,216	$8,044,381
Quest Diagnostics, Inc.	75,104	9,152,173

		26,698,309

Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc.	64,108	9,181,548

Household Durables — 0.0%
Garmin Ltd.	28,984	3,049,117

Household Products — 0.1%
Kimberly-Clark Corp.	75,431	9,115,836

Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp., Class A	124,469	2,979,788

Insurance — 0.6%
Aflac, Inc.	128,637	9,872,890
American Financial Group, Inc.	28,700	3,204,929
Axis Capital Holdings Ltd.	17,481	985,404
Hartford Financial Services Group, Inc.	80,960	5,740,874
Old Republic International Corp.	292,120	7,869,713
Reinsurance Group of America, Inc.	12,008	1,743,441
Travelers Cos., Inc.	59,453	9,709,269
Unum Group	73,147	3,598,101

		42,724,621

IT Services — 0.1%
International Business Machines Corp.	64,493	9,048,368

Multi-Utilities — 0.5%
Ameren Corp.	27,810	2,081,022
CenterPoint Energy, Inc.	74,235	1,993,210
CMS Energy Corp.	63,588	3,377,159
Consolidated Edison, Inc.	110,009	9,409,070
DTE Energy Co.	16,340	1,622,235
NiSource, Inc.	127,882	3,156,128
Public Service Enterprise Group, Inc.	30,441	1,732,397
Sempra	26,865	1,827,626
WEC Energy Group, Inc.	97,239	7,832,601

		33,031,448

Oil, Gas & Consumable Fuels — 0.4%
Chevron Corp.	57,305	9,662,769
Exxon Mobil Corp.	46,025	5,411,620
HF Sinclair Corp.	3,493	198,856
Phillips 66	30,938	3,717,201
Williams Cos., Inc.	282,173	9,506,408

		28,496,854

Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co.	160,026	9,287,909
Merck & Co., Inc.	89,668	9,231,321
Pfizer, Inc.	277,823	9,215,389
Royalty Pharma PLC, Class A	68,832	1,868,100

		29,602,719

Professional Services — 0.1%
Automatic Data Processing, Inc.	38,036	9,150,701

Retail REITs — 0.1%
NNN REIT, Inc.	119,351	4,217,864

Specialized REITs — 0.1%
Public Storage	16,749	4,413,697

Security	Shares	Value

Specialty Retail — 0.1%
Dick’s Sporting Goods, Inc.	34,393	$3,734,392

Technology Hardware, Storage & Peripherals — 0.0%
NetApp, Inc.	17,621	1,337,082

Tobacco — 0.0%
Philip Morris International, Inc.	18,359	1,699,676

Trading Companies & Distributors — 0.1%
MSC Industrial Direct Co., Inc., Class A	39,142	3,841,787

Total Common Stocks — 6.5% (Cost: $477,734,342)		469,040,493

	Par (000)

Corporate Bonds

Aerospace & Defense — 1.4%
Boeing Co.
1.43%, 02/04/24	$2,579	2,537,952
2.20%, 02/04/26	2,000	1,836,367
5.15%, 05/01/30	10,170	9,717,421
Bombardier, Inc., 7.13%, 06/15/26(a)	1,065	1,031,835
General Dynamics Corp.
3.50%, 04/01/27	12,000	11,319,811
3.75%, 05/15/28	2,980	2,799,075
Howmet Aerospace, Inc.
5.90%, 02/01/27	3,580	3,516,942
5.95%, 02/01/37	500	469,468
Lockheed Martin Corp.
5.10%, 11/15/27	3,540	3,519,473
1.85%, 06/15/30	70	56,458
3.90%, 06/15/32	6,455	5,789,082
5.25%, 01/15/33	14,230	14,056,007
4.75%, 02/15/34	28,270	26,762,432
Moog, Inc., 4.25%, 12/15/27(a)	66	59,593
Raytheon Technologies Corp., 3.15%, 12/15/24	1,153	1,116,023
Rolls-Royce PLC, 5.75%, 10/15/27(a)	1,305	1,259,140
RTX Corp., 3.95%, 08/16/25	130	125,780
TransDigm, Inc.
6.25%, 03/15/26(a)	2,000	1,965,161
5.50%, 11/15/27	3,729	3,491,648
6.75%, 08/15/28(a)	6,902	6,794,940
6.88%, 12/15/30	924	906,023

		99,130,631

Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(a)	1,977	1,828,924

Automobile Components — 0.2%
Adient Global Holdings Ltd.(a)
4.88%, 08/15/26	2,000	1,886,281
7.00%, 04/15/28	719	713,171
8.25%, 04/15/31	701	701,994
IHO Verwaltungs GmbH, (6.38% Cash or 7.13% PIK), 6.38%, 05/15/29(a)(b)	2,000	1,804,327
Lear Corp., 3.80%, 09/15/27	1,964	1,814,439
Tenneco, Inc., 8.00%, 11/17/28(a)	2,259	1,838,261
Titan International, Inc., 7.00%, 04/30/28	3,500	3,271,128

		12,029,601

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles — 1.3%
Allison Transmission, Inc., 3.75%, 01/30/31(a)	$3,000	$2,425,203
American Honda Finance Corp.
1.20%, 07/08/25	1,395	1,292,181
1.30%, 09/09/26	1,960	1,739,054
Asbury Automotive Group, Inc.
4.50%, 03/01/28	1,600	1,432,342
4.63%, 11/15/29(a)	955	820,231
4.75%, 03/01/30	2,000	1,709,235
5.00%, 02/15/32(a)	790	654,546
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25(a)	200	202,469
AutoZone, Inc., 4.50%, 02/01/28	3,325	3,189,001
Ford Motor Co.
9.63%, 04/22/30	240	274,187
3.25%, 02/12/32	1,100	847,730
Ford Motor Credit Co. LLC
2.30%, 02/10/25	4,729	4,435,647
4.13%, 08/04/25	1,000	948,084
3.38%, 11/13/25	1,230	1,141,214
4.39%, 01/08/26	1,650	1,557,319
4.13%, 08/17/27	500	455,388
7.35%, 11/04/27	4,302	4,386,604
2.90%, 02/10/29	7,000	5,744,873
7.35%, 03/06/30	5,103	5,167,696
4.00%, 11/13/30	1,320	1,102,458
General Motors Co., 6.13%, 10/01/25	600	599,481
General Motors Financial Co., Inc.
4.00%, 01/15/25	800	776,979
3.80%, 04/07/25	1,575	1,518,122
4.35%, 04/09/25	11,080	10,773,003
2.35%, 02/26/27	14,390	12,682,243
Group 1 Automotive, Inc., 4.00%, 08/15/28(a)	2,999	2,603,436
Honda Motor Co. Ltd., 2.53%, 03/10/27	4,480	4,071,798
Jaguar Land Rover Automotive PLC(a)
7.75%, 10/15/25	1,250	1,252,669
4.50%, 10/01/27	479	414,941
5.88%, 01/15/28	4,348	3,909,850
5.50%, 07/15/29	4,500	3,847,479
Toyota Motor Credit Corp.
3.65%, 08/18/25	5,762	5,573,541
1.13%, 06/18/26	6,397	5,712,393

		93,261,397

Banks — 3.5%
Banco Santander SA, 5.59%, 08/08/28	29,200	28,564,602
Bank of Montreal
1.85%, 05/01/25	970	910,344
3.70%, 06/07/25	13,441	12,954,758
1.25%, 09/15/26	2,260	1,986,523
5.72%, 09/25/28	3,110	3,076,954
Canadian Imperial Bank of Commerce
3.95%, 08/04/25	6,840	6,603,657
0.95%, 10/23/25	1,870	1,695,447
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(c)	2,325	2,296,789
Freedom Mortgage Corp., 12.00%, 10/01/28(a)	710	721,964
Huntington Bancshares, Inc., (1-day SOFR + 2.02%), 6.21%, 08/21/29	4,035	3,947,241
ING Groep NV, 4.10%, 10/02/23	3,570	3,570,000
Intesa Sanpaolo SpA(a)
5.71%, 01/15/26	2,450	2,339,268

Security	Par (000)	Value

Banks (continued)
Intesa Sanpaolo SpA(a) (continued)
(1-year CMT + 2.60%), 4.20%, 06/01/32(c)	$985	$725,794
PNC Financial Services Group, Inc., (1-day SOFR Index + 1.09%), 5.67%, 10/28/25(c)	6,290	6,241,447
Royal Bank of Canada
0.65%, 07/29/24	3,580	3,429,261
0.75%, 10/07/24	3,300	3,130,647
1.15%, 06/10/25	2,500	2,311,837
1.20%, 04/27/26	1,495	1,333,329
5.20%, 08/01/28	1,220	1,187,437
5.00%, 02/01/33	1,880	1,751,704
Series FXD, 2.05%, 01/21/27	8,000	7,162,180
Santander Holdings USA, Inc.(c)
(1-day SOFR + 2.36%), 6.50%, 03/09/29	2,880	2,808,752
(1-day SOFR Index + 1.38%), 4.26%, 06/09/25	4,000	3,908,354
Santander U.K. Group Holdings PLC(c)
(1-day SOFR + 0.79%), 1.09%, 03/15/25	7,635	7,428,787
(1-year CMT + 1.25%), 1.53%, 08/21/26	3,000	2,719,355
(3-mo. LIBOR US + 1.57%), 4.80%, 11/15/24	1,250	1,247,652
Sumitomo Mitsui Financial Group, Inc.
5.78%, 07/13/33	6,830	6,676,001
5.81%, 09/14/33	1,900	1,846,050
Toronto-Dominion Bank
4.29%, 09/13/24	1,905	1,874,322
3.77%, 06/06/25	20,240	19,575,903
4.69%, 09/15/27	6,755	6,496,333
Truist Financial Corp.
1.20%, 08/05/25	3,520	3,228,577
(1-day SOFR + 1.46%), 4.26%, 07/28/26(c)	6,380	6,142,072
U.S. Bancorp, (1-day SOFR + 1.66%), 4.55%, 07/22/28(c)	1,730	1,625,000
UBS AG, 5.65%, 09/11/28	3,500	3,441,716
Wells Fargo & Co.(c)
(1-day SOFR + 1.32%), 3.91%, 04/25/26	3,485	3,357,981
(1-day SOFR + 1.51%), 3.53%, 03/24/28	6,795	6,240,348
(1-day SOFR + 1.56%), 4.54%, 08/15/26	14,250	13,840,433
(1-day SOFR + 1.74%), 5.57%, 07/25/29	6,080	5,931,597
(1-day SOFR + 1.98%), 4.81%, 07/25/28	16,560	15,802,737
(1-day SOFR + 1.99%), 5.56%, 07/25/34	4,570	4,327,257
(3-mo. CME Term SOFR + 1.01%), 2.16%, 02/11/26	19,179	18,104,534
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	4,260	3,443,426
Wells Fargo Bank NA, 5.45%, 08/07/26	7,335	7,285,895
Westpac Banking Corp., 3.74%, 08/26/25	10,390	10,052,915

		253,347,180

Beverages — 1.0%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(b)	1,350	1,018,495
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
5.25%, 04/30/25	200	194,950
5.25%, 08/15/27	815	680,113
Coca-Cola Co., 1.45%, 06/01/27	3,000	2,650,318
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	8,207	6,934,669
Constellation Brands, Inc.
4.35%, 05/09/27	5,582	5,341,355
2.88%, 05/01/30	310	260,170
Diageo Capital PLC
2.38%, 10/24/29	405	342,995

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC (continued)
2.00%, 04/29/30	$2,710	$2,198,491
5.50%, 01/24/33	18,405	18,447,275
Mauser Packaging Solutions Holding Co.(a)
7.88%, 08/15/26	809	780,471
9.25%, 04/15/27	866	756,958
PepsiCo, Inc.
3.60%, 02/18/28	15,870	15,016,382
4.45%, 02/15/33	18,360	17,592,439

		72,215,081

Biotechnology — 0.5%
Amgen, Inc.
5.15%, 03/02/28	3,035	2,984,910
4.05%, 08/18/29	1,225	1,137,057
5.25%, 03/02/30	5,570	5,441,816
Biogen, Inc., 2.25%, 05/01/30	13,235	10,571,124
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	20,690	15,919,920

		36,054,827

Broadline Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	550	535,183
Bath & Body Works, Inc.
6.69%, 01/15/27	364	352,969
5.25%, 02/01/28	3,610	3,340,890
6.63%, 10/01/30(a)	1,365	1,279,701
6.88%, 11/01/35	1,655	1,478,053
Macy’s Retail Holdings LLC(a)
5.88%, 04/01/29	375	328,346
5.88%, 03/15/30	890	754,489
6.13%, 03/15/32	3,500	2,888,515
Nordstrom, Inc.
4.38%, 04/01/30	2,447	1,882,477
4.25%, 08/01/31	1,755	1,272,770

		14,113,393

Building Materials — 0.5%
Allegion U.S. Holding Co., Inc., 3.20%, 10/01/24	1,175	1,138,839
Boise Cascade Co., 4.88%, 07/01/30(a)	8,600	7,504,729
Builders FirstSource, Inc.(a)
5.00%, 03/01/30	181	161,381
4.25%, 02/01/32	9,250	7,585,608
Carrier Global Corp.
2.24%, 02/15/25	704	669,006
2.49%, 02/15/27	1,154	1,039,254
Eagle Materials, Inc., 2.50%, 07/01/31	3,285	2,567,748
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30(a)	1,275	1,227,410
Griffon Corp., 5.75%, 03/01/28	270	245,096
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)	2,950	2,469,946
Masco Corp., 3.50%, 11/15/27	2,925	2,674,705
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)	900	831,115
Standard Industries, Inc., 4.38%, 07/15/30(a)	10,053	8,325,885
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)	897	814,470
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26	1,555	1,475,919

		38,731,111

Building Products — 0.5%
Advanced Drainage Systems, Inc.(a)
5.00%, 09/30/27	1,259	1,176,132
6.38%, 06/15/30	8,930	8,576,819

Security	Par (000)	Value

Building Products (continued)
Beacon Roofing Supply, Inc.(a)
4.13%, 05/15/29	$2,600	$2,223,000
6.50%, 08/01/30	1,413	1,369,352
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	4,100	3,612,231
Home Depot, Inc.
2.50%, 04/15/27	150	136,841
2.88%, 04/15/27	955	884,138
Lowe’s Cos., Inc.
4.40%, 09/08/25	5,045	4,931,968
3.35%, 04/01/27	4,250	3,956,734
3.10%, 05/03/27	9,171	8,445,712
2.63%, 04/01/31	1,155	934,275

		36,247,202

Capital Markets — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/27	3,800	3,781,396
Ameriprise Financial, Inc.
3.00%, 04/02/25	860	824,885
5.15%, 05/15/33	7,000	6,611,831
Ares Capital Corp.
2.15%, 07/15/26	3,936	3,453,282
7.00%, 01/15/27	375	374,995
2.88%, 06/15/27	6,210	5,418,043
2.88%, 06/15/28	3,355	2,806,095
Bank of New York Mellon Corp.(c)
(1-day SOFR + 1.17%), 4.54%, 02/01/29	4,130	3,935,824
(1-day SOFR + 1.35%), 4.41%, 07/24/26	1,540	1,496,364
Barings BDC, Inc., 3.30%, 11/23/26	1,715	1,504,717
Blackstone Private Credit Fund, 2.70%, 01/15/25	5,320	5,038,819
Brookfield Capital Finance LLC, 6.09%, 06/14/33	1,275	1,238,953
Brookfield Corp., 4.00%, 01/15/25	1,000	972,372
Brookfield Finance, Inc.
4.00%, 04/01/24	80	79,115
3.90%, 01/25/28	55	50,658
Charles Schwab Corp.
0.75%, 03/18/24	935	912,632
1.15%, 05/13/26	2,135	1,891,043
5.88%, 08/24/26	6,560	6,538,395
2.45%, 03/03/27	1,495	1,331,661
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	1,544	1,349,901
FS KKR Capital Corp.
1.65%, 10/12/24	1,905	1,809,994
4.13%, 02/01/25	105	100,875
2.63%, 01/15/27	5,275	4,517,212
3.25%, 07/15/27	2,810	2,419,554
Golub Capital BDC, Inc., 2.50%, 08/24/26	620	543,371
Jefferies Financial Group, Inc., 5.88%, 07/21/28	3,585	3,508,405
Main Street Capital Corp., 3.00%, 07/14/26	2,000	1,767,193
Nasdaq, Inc., 5.65%, 06/28/25	1,265	1,261,121
NFP Corp., 6.88%, 08/15/28(a)	1,039	890,089
Nomura Holdings, Inc.
5.10%, 07/03/25	7,720	7,572,690
1.85%, 07/16/25	7,520	6,957,448
StoneX Group, Inc., 8.63%, 06/15/25(a)	3,424	3,449,680

		84,408,613

Chemicals — 0.6%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	2,380	2,113,332
2.05%, 05/15/30	1,125	925,078

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Ashland LLC, 3.38%, 09/01/31(a)	$3,000	$2,332,909
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	4,965	4,902,599
Chemours Co.
5.38%, 05/15/27	858	791,362
5.75%, 11/15/28(a)	5,117	4,441,043
4.63%, 11/15/29(a)	1,662	1,337,000
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	5,148	4,626,116
Ecolab, Inc., 0.90%, 12/15/23	1,765	1,747,380
Ingevity Corp., 3.88%, 11/01/28(a)	2,553	2,104,999
LYB International Finance II BV, 3.50%, 03/02/27	2,480	2,313,970
Methanex Corp.
5.13%, 10/15/27	284	261,982
5.25%, 12/15/29	3,882	3,461,751
5.65%, 12/01/44	1,300	1,046,781
PPG Industries, Inc.
1.20%, 03/15/26	8,910	7,996,629
2.55%, 06/15/30	2,000	1,645,594
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	542	434,375
Tronox, Inc., 4.63%, 03/15/29(a)	2,102	1,696,327
Valvoline, Inc.(a)
4.25%, 02/15/30	1,341	1,316,881
3.63%, 06/15/31	470	364,134

		45,860,242

Commercial Services & Supplies — 0.5%
ADT Security Corp., 4.13%, 08/01/29(a)	3,061	2,588,106
APX Group, Inc.(a)
6.75%, 02/15/27	519	498,358
5.75%, 07/15/29	3,236	2,726,709
ASGN, Inc., 4.63%, 05/15/28(a)	1,500	1,338,202
Cimpress PLC, 7.00%, 06/15/26	1,000	935,910
Fortress Transportation and Infrastructure Investors LLC(a)
6.50%, 10/01/25	2,696	2,649,748
9.75%, 08/01/27	5,000	5,171,700
Hertz Corp.(a)
4.63%, 12/01/26	341	302,211
5.00%, 12/01/29	2,624	2,054,386
Metis Merger Sub LLC, 6.50%, 05/15/29(a)	1,224	1,033,933
NESCO Holdings II, Inc., 5.50%, 04/15/29(a)	118	103,545
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
5.25%, 04/15/24	1,100	1,092,487
5.75%, 04/15/26	3,637	3,528,502
6.25%, 01/15/28	2,589	2,397,850
Steelcase, Inc., 5.13%, 01/18/29	268	237,838
TriNet Group, Inc., 3.50%, 03/01/29(a)	1,467	1,235,482
United Rentals North America, Inc.
6.00%, 12/15/29(a)	380	369,988
5.25%, 01/15/30	1,790	1,655,586
Williams Scotsman International, Inc., 4.63%, 08/15/28(a)	4,335	3,879,825
Williams Scotsman, Inc., 7.38%, 10/01/31	555	551,972
ZipRecruiter, Inc., 5.00%, 01/15/30(a)	2,388	1,874,618

		36,226,956

Communications Equipment — 0.2%
Motorola Solutions, Inc.
4.00%, 09/01/24	6	5,881
4.60%, 02/23/28	50	47,814

Security	Par (000)	Value

Communications Equipment (continued)
Motorola Solutions, Inc. (continued)
4.60%, 05/23/29	$600	$567,975
2.30%, 11/15/30	200	155,310
2.75%, 05/24/31	3,485	2,752,628
5.60%, 06/01/32	11,250	10,762,379

		14,291,987

Construction & Engineering — 0.1%
AECOM, 5.13%, 03/15/27	2,308	2,185,916
Brand Industrial Services, Inc., 10.38%, 08/01/30	895	896,379
TopBuild Corp., 4.13%, 02/15/32(a)	1,467	1,190,979

		4,273,274

Construction Materials — 0.0%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(d)	1,230	1,216,163
Thor Industries, Inc., 4.00%, 10/15/29(a)	1,806	1,487,692
Winnebago Industries, Inc., 6.25%, 07/15/28(a)	514	492,978

		3,196,833

Consumer Discretionary — 0.7%
Carnival Corp.(a)
7.63%, 03/01/26	858	834,649
6.00%, 05/01/29	1,633	1,392,921
10.50%, 06/01/30	7,101	7,313,105
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	5,409	5,799,903
Cintas Corp. No. 2
3.45%, 05/01/25	5,770	5,573,555
3.70%, 04/01/27	5,640	5,346,369
NCL Corp. Ltd.(a)
5.88%, 03/15/26	2,763	2,550,921
7.75%, 02/15/29	1,177	1,092,406
NCL Finance Ltd., 6.13%, 03/15/28(a)	451	398,007
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(a)	3,712	3,360,518
Quanta Services, Inc.
0.95%, 10/01/24	3,805	3,599,082
2.35%, 01/15/32	2,295	1,722,145
Royal Caribbean Cruises Ltd., 11.63%, 08/15/27(a)	7,085	7,686,502

		46,670,083

Consumer Finance — 1.4%
American Express Co.
2.25%, 03/04/25	1,290	1,225,863
3.95%, 08/01/25	7,010	6,781,241
4.90%, 02/13/26	2,850	2,796,076
4.05%, 05/03/29	3,650	3,397,076
(1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	13,860	12,778,242
(1-day SOFR + 1.93%), 5.63%, 07/28/34	1,440	1,359,242
Automatic Data Processing, Inc., 1.70%, 05/15/28	830	717,049
Capital One Financial Corp.(c)
(1-day SOFR + 1.37%), 4.17%, 05/09/25	4,380	4,299,488
(1-day SOFR + 2.16%), 4.99%, 07/24/26	3,985	3,866,458
(1-day SOFR + 2.64%), 6.31%, 06/08/29	5,605	5,477,750
CPI CG, Inc., 8.63%, 03/15/26(a)	3,000	2,955,570
goeasy Ltd., 5.38%, 12/01/24(a)	366	360,472
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(a)(d)	1,625	1,627,275
Mastercard, Inc.
3.30%, 03/26/27	9,210	8,650,674
4.88%, 03/09/28	7,490	7,433,670
2.95%, 06/01/29	260	231,428
1.90%, 03/15/31	167	132,653
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(a)	1,620	1,375,780

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Navient Corp.
6.75%, 06/15/26	$865	$836,739
9.38%, 07/25/30	865	853,106
OneMain Finance Corp.
7.13%, 03/15/26	1,890	1,851,031
6.63%, 01/15/28	3,686	3,400,962
9.00%, 01/15/29	3,864	3,851,519
S&P Global, Inc.
2.45%, 03/01/27	11,965	10,898,482
2.50%, 12/01/29	115	97,703
1.25%, 08/15/30	1,905	1,454,098
2.90%, 03/01/32	11,640	9,579,957
Sabre Global, Inc., 11.25%, 12/15/27(a)	2,533	2,324,283
Synchrony Financial, 7.25%, 02/02/33	858	757,281
Visa, Inc., 2.05%, 04/15/30	1,210	999,057

		102,370,225

Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
6.50%, 02/15/28	900	889,539
4.88%, 02/15/30	4,076	3,672,575
Campbell Soup Co., 3.95%, 03/15/25	843	819,022
Costco Wholesale Corp.
1.38%, 06/20/27	8,385	7,329,668
1.60%, 04/20/30	1,375	1,104,085
FirstCash, Inc., 5.63%, 01/01/30(a)	161	144,856
General Mills, Inc.
3.65%, 02/15/24	1,000	991,072
4.00%, 04/17/25	690	671,055
Ingles Markets, Inc., 4.00%, 06/15/31(a)	1,820	1,494,675
Kroger Co., 2.20%, 05/01/30	40	31,983
Lamb Weston Holdings, Inc., 4.38%, 01/31/32(a)	4,800	4,021,141
McCormick & Co., Inc., 3.15%, 08/15/24	300	293,164
Post Holdings, Inc., 5.50%, 12/15/29(a)	407	368,937
United Natural Foods, Inc., 6.75%, 10/15/28(a)	1,081	824,046
Walmart, Inc., 1.50%, 09/22/28	1,000	848,077

		23,503,895

Containers & Packaging(a) — 0.0%
Domtar Corp., 6.75%, 10/01/28	1,802	1,492,292
Sealed Air Corp., 6.88%, 07/15/33	1,741	1,690,946

		3,183,238

Distributors — 0.1%
Genuine Parts Co., 1.75%, 02/01/25	10,100	9,515,776

Diversified Consumer Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)	2,199	1,966,817
Graham Holdings Co., 5.75%, 06/01/26(a)	445	429,425
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29	1,050	1,051,417
Service Corp. International, 4.00%, 05/15/31	2,681	2,201,051

		5,648,710

Diversified REITs — 1.2%
American Tower Corp., 5.80%, 11/15/28	3,975	3,945,080
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)	2,307	2,116,695

Security	Par (000)	Value

Diversified REITs (continued)
Crown Castle, Inc.
3.65%, 09/01/27	$7,183	$6,593,977
3.80%, 02/15/28	1,116	1,023,257
EPR Properties
4.75%, 12/15/26	1,000	914,161
3.60%, 11/15/31	545	403,992
Equinix, Inc.
2.63%, 11/18/24	2,210	2,126,267
1.45%, 05/15/26	3,465	3,093,648
Iron Mountain, Inc.(a)
5.25%, 03/15/28	2,500	2,311,195
5.00%, 07/15/28	2,400	2,182,922
4.88%, 09/15/29	1,854	1,624,928
5.25%, 07/15/30	1,340	1,170,685
4.50%, 02/15/31	90	74,022
5.63%, 07/15/32	9,278	8,009,716
Mid-America Apartments LP, 1.10%, 09/15/26	260	229,061
Omega Healthcare Investors, Inc.
4.50%, 01/15/25	2,210	2,147,775
4.50%, 04/01/27	6,633	6,179,205
4.75%, 01/15/28	4,915	4,548,601
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(a)
5.88%, 10/01/28	2,000	1,827,600
4.88%, 05/15/29	171	144,657
Prologis LP
4.88%, 06/15/28	1,245	1,213,083
4.75%, 06/15/33	3,435	3,164,575
Public Storage
1.50%, 11/09/26	4,075	3,640,248
1.95%, 11/09/28	9,275	7,854,993
3.39%, 05/01/29	450	405,556
2.25%, 11/09/31	7,850	6,139,385
Service Properties Trust, 7.50%, 09/15/25	2,007	1,971,747
Simon Property Group LP
3.50%, 09/01/25	810	777,188
1.38%, 01/15/27	2,920	2,548,905
VICI Properties LP, 4.38%, 05/15/25	975	942,359
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(a)	620	535,750
Welltower OP LLC
3.63%, 03/15/24	2,920	2,886,586
4.00%, 06/01/25	2,955	2,855,045
XHR LP, 4.88%, 06/01/29(a)	810	688,500

		86,291,364

Diversified Telecommunication Services — 0.5%
AT&T, Inc.
1.70%, 03/25/26	19,200	17,420,962
2.30%, 06/01/27	11,475	10,160,499
Level 3 Financing, Inc., 10.50%, 05/15/30(a)	4,138	4,165,261
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	1,842	1,169,670
Verizon Communications, Inc.
3.00%, 03/22/27	440	403,700
4.33%, 09/21/28	350	328,872
1.68%, 10/30/30	2,273	1,728,180

		35,377,144

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education — 0.0%
Adtalem Global Education, Inc., 5.50%, 03/01/28(a)	$190	$174,014

Electric Utilities — 2.2%
AEP Texas, Inc.
3.95%, 06/01/28	50	46,314
5.40%, 06/01/33	125	119,170
AES Corp., 1.38%, 01/15/26	3,584	3,191,603
Alabama Power Co., 3.05%, 03/15/32	1,465	1,223,171
Ameren Corp., 3.50%, 01/15/31	140	120,176
Ameren Illinois Co.
3.85%, 09/01/32	2,750	2,407,088
4.95%, 06/01/33	470	444,700
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	3,000	2,718,441
Appalachian Power Co.
Series AA, 2.70%, 04/01/31	800	643,475
Series BB, 4.50%, 08/01/32	3,770	3,373,854
Arizona Public Service Co., 2.20%, 12/15/31	2,310	1,748,754
Atlantic City Electric Co., 4.00%, 10/15/28	50	46,704
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	1,000	862,817
Avangrid, Inc., 3.80%, 06/01/29	100	88,870
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	100	90,500
3.70%, 07/15/30	5,170	4,587,486
1.65%, 05/15/31	245	183,361
Black Hills Corp.
1.04%, 08/23/24	570	544,865
3.15%, 01/15/27	1,960	1,796,991
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32	635	525,552
Series AI, 4.45%, 10/01/32	1,850	1,699,744
Commonwealth Edison Co.
2.20%, 03/01/30	170	138,490
4.90%, 02/01/33	665	632,468
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/30	330	289,704
Constellation Energy Generation LLC
3.25%, 06/01/25	770	733,925
5.80%, 03/01/33	620	604,521
Dominion Energy, Inc.
4.25%, 06/01/28	165	155,756
Series A, 1.45%, 04/15/26	1,200	1,079,627
Series B, 3.60%, 03/15/27	1,300	1,210,429
Series C, 3.38%, 04/01/30	310	266,674
Series C, 2.25%, 08/15/31	1,375	1,063,461
DPL, Inc., 4.35%, 04/15/29	200	165,332
DTE Electric Co., Series C, 2.63%, 03/01/31	390	321,802
DTE Energy Co.
2.85%, 10/01/26	5,000	4,590,187
Series C, 3.40%, 06/15/29	122	107,619
Series F, 1.05%, 06/01/25	630	581,174
Duke Energy Carolinas LLC, 4.95%, 01/15/33	4,050	3,848,241
Duke Energy Corp.
3.75%, 04/15/24	1,180	1,165,498
2.65%, 09/01/26	4,283	3,939,576
3.40%, 06/15/29	255	226,587
2.55%, 06/15/31	3,870	3,068,536
5.75%, 09/15/33	640	628,746
Duke Energy Florida LLC, 1.75%, 06/15/30	115	90,496
Duke Energy Progress LLC, 5.25%, 03/15/33	755	731,495

Security	Par (000)	Value

Electric Utilities (continued)
Edison International, 4.95%, 04/15/25	$2,500	$2,450,041
Entergy Arkansas LLC, 5.30%, 09/15/33	720	694,590
Entergy Corp., 0.90%, 09/15/25	290	263,299
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	1,897,555
Entergy Mississippi LLC, 5.00%, 09/01/33	920	864,587
Entergy Texas, Inc., 4.00%, 03/30/29	50	46,038
Evergy, Inc., 2.90%, 09/15/29	100	85,410
Eversource Energy
4.20%, 06/27/24	6,740	6,648,972
5.13%, 05/15/33	3,070	2,855,466
Series L, 2.90%, 10/01/24	800	775,162
Series M, 3.30%, 01/15/28	1,000	910,322
Series N, 3.80%, 12/01/23	100	99,644
Exelon Corp.
3.95%, 06/15/25	1,500	1,451,696
5.15%, 03/15/28	2,050	2,011,797
FirstEnergy Corp., Series C, 3.40%, 03/01/50	1,000	621,549
Florida Power & Light Co., 2.45%, 02/03/32	190	152,544
Georgia Power Co.
3.25%, 03/30/27	50	46,104
4.65%, 05/16/28	3,000	2,894,203
4.70%, 05/15/32	900	833,860
Series B, 2.65%, 09/15/29	700	594,395
Interstate Power and Light Co., 2.30%, 06/01/30	310	248,140
ITC Holdings Corp., 3.35%, 11/15/27	5,420	4,960,602
MidAmerican Energy Co., 3.65%, 04/15/29	310	283,231
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	6,475	5,755,184
3.70%, 03/15/29	100	91,287
2.40%, 03/15/30	1,105	906,295
5.80%, 01/15/33	2,350	2,346,555
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	571,479
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25	10,570	10,309,991
5.75%, 09/01/25	70	69,803
1.90%, 06/15/28	1,335	1,129,615
3.50%, 04/01/29	150	134,268
2.75%, 11/01/29	1,005	852,931
5.05%, 02/28/33	7,450	6,951,779
NextEra Energy Operating Partners LP, 4.25%, 07/15/24(a)	30	29,360
Ohio Power Co., 5.00%, 06/01/33	500	469,138
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28(a)	1,405	1,341,555
4.15%, 06/01/32	555	505,361
4.55%, 09/15/32	385	354,891
Pacific Gas and Electric Co.
3.15%, 01/01/26	2,350	2,185,862
2.10%, 08/01/27	35	29,927
3.00%, 06/15/28	1,265	1,085,223
2.50%, 02/01/31	1,265	962,387
3.25%, 06/01/31	1,750	1,390,697
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	490	425,565
PECO Energy Co., 4.90%, 06/15/33	1,510	1,436,465
PG&E Corp., 5.25%, 07/01/30	5,135	4,462,632
PPL Capital Funding, Inc., 3.10%, 05/15/26	1,070	1,003,914
PPL Electric Utilities Corp., 5.00%, 05/15/33	500	477,218
Public Service Co. of Colorado, Series 38, 4.10%, 06/01/32	1,370	1,212,790

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	$380	$299,686
Public Service Electric and Gas Co.
2.45%, 01/15/30	1,350	1,127,698
4.65%, 03/15/33	1,575	1,480,456
Public Service Enterprise Group, Inc., 1.60%, 08/15/30	110	84,390
Puget Energy, Inc., 2.38%, 06/15/28	170	145,421
San Diego Gas & Electric Co., 4.95%, 08/15/28	3,365	3,275,832
Sempra
3.40%, 02/01/28	50	45,509
3.70%, 04/01/29	350	315,338
5.50%, 08/01/33	640	612,263
Southern California Edison Co.
2.85%, 08/01/29	115	99,187
Series B, 3.65%, 03/01/28	770	709,864
Southern Co., 5.20%, 06/15/33	3,810	3,601,260
Southern Power Co., 0.90%, 01/15/26	2,000	1,792,565
Southwestern Electric Power Co., 5.30%, 04/01/33	920	868,727
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	1,331	1,364,410
Tucson Electric Power Co., 1.50%, 08/01/30	30	22,786
Union Electric Co.
3.50%, 03/15/29	50	45,331
2.95%, 03/15/30	240	205,355
Virginia Electric and Power Co.
2.30%, 11/15/31	5,135	4,009,493
5.30%, 08/15/33	310	296,915
Vistra Operations Co. LLC(a)
5.63%, 02/15/27	4,100	3,887,916
5.00%, 07/31/27	1,500	1,379,083
Wisconsin Electric Power Co., 1.70%, 06/15/28	175	148,935
Wisconsin Power and Light Co., 3.95%, 09/01/32	1,155	1,017,214
Xcel Energy, Inc.
4.60%, 06/01/32	860	780,409
5.45%, 08/15/33	260	248,125

		158,149,527

Electrical Equipment — 0.1%
Eaton Corp.
4.35%, 05/18/28	1,820	1,751,199
4.15%, 03/15/33	1,715	1,550,276
GrafTech Finance, Inc., 4.63%, 12/15/28(a)	2,295	1,774,712

		5,076,187

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp.
2.05%, 03/01/25	1,270	1,207,650
4.75%, 03/30/26	785	771,024
2.80%, 02/15/30	1,000	848,743
BWX Technologies, Inc., 4.13%, 06/30/28(a)	1,245	1,100,711
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	5,644	5,572,039
3.28%, 12/01/28	1,763	1,519,357
Imola Merger Corp., 4.75%, 05/15/29(a)	2,835	2,484,597
Keysight Technologies, Inc.
4.55%, 10/30/24	2,000	1,965,302
4.60%, 04/06/27	130	125,216
3.00%, 10/30/29	80	68,782

Security	Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc., 2.75%, 04/01/31	$3,000	$2,422,164
Xerox Holdings Corp., 5.50%, 08/15/28(a)	2,158	1,814,801

		19,900,386

Energy Equipment & Services — 0.1%
Patterson-UTI Energy, Inc., 7.15%, 10/01/33	1,695	1,701,089
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	1,045	1,023,622
6.88%, 09/01/27	1,000	969,453
Weatherford International Ltd., 8.63%, 04/30/30(a)	1,775	1,788,588

		5,482,752

Environmental, Maintenance & Security Service — 0.2%
GFL Environmental, Inc.(a)
3.75%, 08/01/25	127	120,381
4.00%, 08/01/28	3,406	2,976,049
4.75%, 06/15/29	484	430,232
Republic Services, Inc.
0.88%, 11/15/25	2,553	2,309,732
3.95%, 05/15/28	2,485	2,332,503
Tervita Corp., 11.00%, 12/01/25(a)	375	392,049
Waste Connections, Inc.
4.25%, 12/01/28	4,000	3,782,522
2.60%, 02/01/30	110	92,360
3.20%, 06/01/32	1,390	1,153,195

		13,589,023

Financial Services — 10.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	2,780	2,769,468
4.88%, 01/16/24	2,352	2,342,576
1.65%, 10/29/24	3,220	3,062,996
2.45%, 10/29/26	845	756,957
3.00%, 10/29/28	805	690,270
3.30%, 01/30/32	5,372	4,270,266
Air Lease Corp.
3.38%, 07/01/25	715	679,246
2.88%, 01/15/26	315	293,287
2.20%, 01/15/27	2,355	2,085,450
Ally Financial, Inc., 5.75%, 11/20/25	3,910	3,798,008
Banco Santander SA
2.75%, 05/28/25	800	753,421
(1-year CMT + 0.90%), 1.72%, 09/14/27(c)	2,800	2,448,328
Bank of America Corp.
4.00%, 01/22/25	5,045	4,909,423
(1-day SOFR + 0.65%), 1.53%, 12/06/25(c)	5,700	5,382,147
(1-day SOFR + 0.91%), 0.98%, 09/25/25(c)	19,010	18,005,129
(1-day SOFR + 0.96%), 1.73%, 07/22/27(c)	14,345	12,711,955
(1-day SOFR + 1.15%), 1.32%, 06/19/26(c)	8,520	7,813,474
(1-day SOFR + 1.21%), 2.57%, 10/20/32(c)	655	503,297
(1-day SOFR + 1.33%), 3.38%, 04/02/26(c)	25,840	24,731,352
(1-day SOFR + 1.75%), 4.83%, 07/22/26(c)	6,870	6,697,488
(1-day SOFR + 1.99%), 6.20%, 11/10/28(c)	8,160	8,196,853
(1-day SOFR + 2.04%), 4.95%, 07/22/28(c)	7,120	6,841,343
(3-mo. CME Term SOFR + 1.13%), 2.46%, 10/22/25(c)	2,000	1,920,685
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(c)	2,625	2,103,777

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Bank of America Corp. (continued)
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27(c)	$1,500	$1,407,266
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(c)	1,605	1,479,239
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(c)	290	228,220
Bank of Nova Scotia
3.45%, 04/11/25	315	303,293
1.05%, 03/02/26	3,800	3,391,561
1.35%, 06/24/26	15,360	13,644,078
Barclays PLC
5.20%, 05/12/26	400	385,356
(1-day SOFR + 2.71%), 2.85%, 05/07/26(c)	1,150	1,084,850
(1-year CMT + 1.05%), 2.28%, 11/24/27(c)	5,980	5,268,776
(1-year CMT + 2.30%), 5.30%, 08/09/26(c)	3,165	3,099,702
(3-mo. LIBOR US + 1.61%), 3.93%, 05/07/25(c)	2,910	2,865,538
(3-mo. LIBOR US + 3.05%), 5.09%, 06/20/30(c)	200	178,738
Benteler International AG, 10.50%, 05/15/28(a)	490	490,530
Burford Capital Global Finance LLC, 9.25%, 07/01/31	329	333,763
Citigroup, Inc.
4.45%, 09/29/27	240	225,324
(1-day SOFR + 0.53%), 1.28%, 11/03/25(c)	3,955	3,735,340
(1-day SOFR + 0.67%), 0.98%, 05/01/25(c)	3,190	3,087,323
(1-day SOFR + 0.69%), 0.78%, 10/30/24(c)	8,120	8,082,080
(1-day SOFR + 0.69%), 2.01%, 01/25/26(c)	5,430	5,127,559
(1-day SOFR + 0.77%), 1.46%, 06/09/27(c)	23,540	20,807,801
(1-day SOFR + 1.37%), 4.14%, 05/24/25(c)	7,095	6,994,318
(1-day SOFR + 1.53%), 3.29%, 03/17/26(c)	9,120	8,727,663
(1-day SOFR + 2.66%), 6.17%, 05/25/34(c)	1,185	1,132,413
(1-day SOFR + 2.84%), 3.11%, 04/08/26(c)	4,485	4,280,101
(3-mo. CME Term SOFR + 1.16%), 3.35%, 04/24/25(c)	2,725	2,676,398
CME Group, Inc., 2.65%, 03/15/32	250	203,706
Coinbase Global, Inc., 3.38%, 10/01/28(a)	3,623	2,609,782
Fiserv, Inc., 5.38%, 08/21/28	7,660	7,561,383
Freedom Mortgage Corp., 12.25%, 10/01/30	1,110	1,134,586
Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,895	2,787,513
3.75%, 05/22/25	75	72,285
4.25%, 10/21/25	8,100	7,805,684
3.75%, 02/25/26	75	71,297
3.50%, 11/16/26	35	32,550
2.60%, 02/07/30	3,090	2,530,710
3.80%, 03/15/30	900	794,167
(1-day SOFR + 0.61%), 0.86%, 02/12/26(c)	3,505	3,248,154
(1-day SOFR + 0.73%), 1.76%, 01/24/25(c)	9,000	8,857,383
(1-day SOFR + 0.79%), 1.09%, 12/09/26(c)	6,100	5,457,886
(1-day SOFR + 0.80%), 1.43%, 03/09/27(c)	14,780	13,158,478
(1-day SOFR + 1.09%), 1.99%, 01/27/32(c)	4,190	3,140,919
(1-day SOFR + 1.25%), 2.38%, 07/21/32(c)	10,490	7,989,064
(1-day SOFR + 1.28%), 2.62%, 04/22/32(c)	1,545	1,206,764
(1-day SOFR + 1.51%), 4.39%, 06/15/27(c)	5,985	5,759,090
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)	3,015	2,737,729
(3-mo. CME Term SOFR + 1.46%), 3.27%, 09/29/25(c)	125	121,124
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)	250	231,257
Horizon Therapeutics USA, Inc., 5.50%, 08/01/27(a)	3,250	3,339,375

Security	Par (000)	Value

Financial Services (continued)
HSBC Holdings PLC(c)
(1-day SOFR + 1.19%), 2.80%, 05/24/32	$4,383	$3,394,847
(1-day SOFR + 1.43%), 3.00%, 03/10/26	13,635	12,993,609
(1-day SOFR + 1.51%), 4.18%, 12/09/25	7,115	6,922,730
(1-day SOFR + 1.54%), 1.65%, 04/18/26	1,225	1,138,539
(1-day SOFR + 1.97%), 6.16%, 03/09/29	9,305	9,211,415
(1-day SOFR + 2.39%), 6.25%, 03/09/34	5,380	5,258,139
(1-day SOFR + 2.61%), 5.21%, 08/11/28	15,205	14,638,885
(1-day SOFR + 2.87%), 5.40%, 08/11/33	10,000	9,215,147
(1-day SOFR + 2.98%), 6.55%, 06/20/34	1,900	1,801,896
(1-day SOFR + 4.25%), 8.11%, 11/03/33	7,870	8,276,351
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30	12,900	11,344,501
Intercontinental Exchange, Inc.
3.65%, 05/23/25	4,060	3,917,263
1.85%, 09/15/32	2,195	1,605,452
JPMorgan Chase & Co.
3.30%, 04/01/26	289	272,858
(1-day SOFR + 0.61%), 1.56%, 12/10/25(c)	9,540	9,016,081
(1-day SOFR + 0.77%), 1.47%, 09/22/27(c)	22,140	19,396,551
(1-day SOFR + 0.80%), 1.05%, 11/19/26(c)	8,505	7,643,523
(1-day SOFR + 0.92%), 2.60%, 02/24/26(c)	21,045	20,035,476
(1-day SOFR + 0.98%), 3.85%, 06/14/25(c)	11,634	11,428,620
(1-day SOFR + 1.16%), 2.30%, 10/15/25(c)	4,160	3,990,064
(1-day SOFR + 1.85%), 2.08%, 04/22/26(c)	428	401,723
(1-day SOFR + 1.85%), 5.35%, 06/01/34(c)	11,415	10,824,580
(1-day SOFR + 1.99%), 4.85%, 07/25/28(c)	19,310	18,614,164
(3-mo. CME Term SOFR + 1.51%), 3.96%, 01/29/27(c)	1,300	1,242,593
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(c)	35	32,437
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26(c)	852	802,305
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29(a)	2,369	1,913,691
LD Holdings Group LLC(a)
6.50%, 11/01/25	591	490,715
6.13%, 04/01/28	736	463,680
Lloyds Banking Group PLC
4.58%, 12/10/25	3,110	2,974,203
(1-year CMT + 1.75%), 4.72%, 08/11/26(c)	5,380	5,231,898
(3-mo. LIBOR US + 1.21%), 3.57%, 11/07/28(c)	4,132	3,690,826
MGIC Investment Corp., 5.25%, 08/15/28	3,580	3,333,751
Mitsubishi UFJ Financial Group, Inc.(c)
(1-year CMT + 0.45%), 0.96%, 10/11/25	6,325	5,980,755
(1-year CMT + 0.55%), 0.95%, 07/19/25	8,640	8,281,361
(1-year CMT + 0.67%), 1.64%, 10/13/27	14,770	13,022,594
(1-year CMT + 0.83%), 2.34%, 01/19/28	2,585	2,299,516
(1-year CMT + 1.55%), 5.06%, 09/12/25	5,470	5,410,166
(1-year CMT + 1.70%), 4.79%, 07/18/25	5,550	5,485,356
(1-year CMT + 1.97%), 5.41%, 04/19/34	780	739,945
Mizuho Financial Group, Inc.(c)
(1-year CMT + 0.75%), 1.55%, 07/09/27	5,780	5,110,747
(1-year CMT + 0.90%), 2.65%, 05/22/26	2,910	2,743,401
(1-year CMT + 1.90%), 5.75%, 07/06/34	9,170	8,753,417
Morgan Stanley(c)
3.59%, 07/22/28	325	296,523
(1-day SOFR + 0.72%), 0.99%, 12/10/26	12,180	10,866,414
(1-day SOFR + 0.86%), 1.51%, 07/20/27	4,585	4,051,265
(1-day SOFR + 0.88%), 1.59%, 05/04/27	8,640	7,690,293

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Morgan Stanley(c) (continued)
(1-day SOFR + 1.03%), 1.79%, 02/13/32	$18,830	$13,944,515
(1-day SOFR + 1.14%), 2.70%, 01/22/31	2,090	1,708,807
(1-day SOFR + 1.18%), 2.24%, 07/21/32	1,685	1,269,961
(1-day SOFR + 1.59%), 5.16%, 04/20/29	10,210	9,822,579
(1-day SOFR + 1.63%), 5.45%, 07/20/29	3,180	3,098,811
(1-day SOFR + 1.67%), 4.68%, 07/17/26	14,965	14,578,464
(1-day SOFR + 1.87%), 5.25%, 04/21/34	5,570	5,171,633
(1-day SOFR + 1.99%), 2.19%, 04/28/26	2,440	2,292,118
(1-day SOFR + 3.12%), 3.62%, 04/01/31	13,680	11,784,960
National Rural Utilities Cooperative Finance Corp., 5.05%, 09/15/28	790	776,093
Nationstar Mortgage Holdings, Inc.(a)
6.00%, 01/15/27	1,090	1,029,966
5.50%, 08/15/28	1,140	1,005,555
5.13%, 12/15/30	2,079	1,687,995
5.75%, 11/15/31	3,950	3,267,527
PennyMac Financial Services, Inc.(a)
5.38%, 10/15/25	873	829,935
5.75%, 09/15/31	2,040	1,668,637
Pentair Finance SARL, 4.50%, 07/01/29	4,300	3,940,145
Radian Group, Inc., 6.63%, 03/15/25	2,095	2,082,409
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(a)	400	302,073
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	360	343,620
1.47%, 07/08/25	7,252	6,708,322
5.46%, 01/13/26	5,130	5,078,946
1.40%, 09/17/26	7,800	6,859,520
2.17%, 01/14/27	2,735	2,432,594
5.52%, 01/13/28	5,590	5,513,664
5.71%, 01/13/30	4,630	4,530,077
5.77%, 01/13/33	6,130	5,990,943
UniCredit SpA(a)(c)
(5-year CMT + 4.75%), 5.46%, 06/30/35	3,625	3,038,853
(5-year USD ICE Swap + 3.70%), 5.86%, 06/19/32	807	734,500
United Wholesale Mortgage LLC(a)
5.50%, 11/15/25	3,551	3,377,632
5.75%, 06/15/27	2,498	2,260,940
5.50%, 04/15/29	3,997	3,377,465

		726,414,837

Food Products — 0.2%
General Mills, Inc., 4.95%, 03/29/33	2,685	2,515,777
Hershey Co., 4.50%, 05/04/33	7,530	7,104,500
Mondelez International, Inc.
1.50%, 05/04/25	585	547,288
2.63%, 03/17/27	2,070	1,884,080

		12,051,645

Gas Utilities — 0.1%
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/33	1,255	1,196,514
Southern California Gas Co., 5.20%, 06/01/33	2,630	2,488,035
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	380	372,524

Security	Par (000)	Value

Gas Utilities (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	$1,969	$1,643,583
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)	1,552	1,348,703

		7,049,359

Ground Transportation — 0.1%
Canadian National Railway Co., 3.85%, 08/05/32	7,880	7,018,844
Forward Air Corp., 9.50%, 10/15/31(d)	345	344,758

		7,363,602

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, 3.40%, 11/30/23	70	69,724
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(a)	955	957,836
Becton Dickinson & Co.
3.70%, 06/06/27	3,650	3,420,556
4.30%, 08/22/32	285	257,701
DH Europe Finance II SARL, 2.60%, 11/15/29	68	58,435
Edwards Lifesciences Corp., 4.30%, 06/15/28	6,885	6,491,736
Embecta Corp., 5.00%, 02/15/30(a)	114	88,920
Hologic, Inc.(a)
4.63%, 02/01/28	1,000	920,157
3.25%, 02/15/29	315	266,081

		12,531,146

Health Care Providers & Services — 2.5%
180 Medical, Inc., 3.88%, 10/15/29(a)	3,362	2,840,802
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(a)	3,600	3,347,872
Aetna, Inc., 3.50%, 11/15/24	3,118	3,036,106
Cencora, Inc.
3.45%, 12/15/27	849	787,488
2.70%, 03/15/31	7,190	5,852,649
CHS/Community Health Systems, Inc.(a)
8.00%, 03/15/26	2,711	2,583,775
6.88%, 04/15/29	3,173	1,684,926
DaVita, Inc., 4.63%, 06/01/30(a)	6,186	5,079,456
Elevance Health, Inc.
3.35%, 12/01/24	700	679,338
2.38%, 01/15/25	95	90,715
HCA, Inc.
5.25%, 04/15/25	2,940	2,903,633
5.88%, 02/15/26	100	99,446
5.25%, 06/15/26	10,950	10,719,915
5.38%, 09/01/26	10	9,814
5.20%, 06/01/28	8,565	8,277,804
5.63%, 09/01/28	110	107,257
3.50%, 09/01/30	3,740	3,164,135
3.63%, 03/15/32	18,065	14,973,874
5.50%, 06/01/33	11,688	11,053,616
HealthEquity, Inc., 4.50%, 10/01/29(a)	1,186	1,021,591
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	1,150	1,157,187
Humana, Inc.
3.85%, 10/01/24	1,078	1,055,900
4.50%, 04/01/25	893	876,819
5.75%, 03/01/28	9,550	9,583,988
IQVIA, Inc., 6.50%, 05/15/30(a)	240	234,905
LifePoint Health, Inc.
9.88%, 08/15/30	2,745	2,657,517

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
LifePoint Health, Inc. (continued)
11.00%, 10/15/30(d)	$1,610	$1,610,000
McKesson Corp., 0.90%, 12/03/25	2,515	2,272,118
Medline Borrower LP, 5.25%, 10/01/29(a)	3,467	2,996,515
ModivCare, Inc., 5.88%, 11/15/25(a)	1,056	1,003,791
Molina Healthcare, Inc.(a)
4.38%, 06/15/28	1,520	1,361,993
3.88%, 11/15/30	1,100	910,369
Tenet Healthcare Corp.
4.63%, 06/15/28	2,514	2,262,982
6.13%, 10/01/28	6,877	6,455,784
6.13%, 06/15/30	900	843,794
6.75%, 05/15/31(a)	4,026	3,882,957
UnitedHealth Group, Inc.
5.30%, 02/15/30	36,090	35,865,606
2.00%, 05/15/30	3,585	2,902,927
4.50%, 04/15/33	28,970	26,806,255

		183,055,619

Health Care Technology(a) — 0.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30	1,665	1,392,785
Fortrea Holdings, Inc., 7.50%, 07/01/30	294	286,066
IQVIA, Inc., 5.00%, 05/15/27	100	94,258

		1,773,109

Hotels, Restaurants & Leisure — 1.5%
Affinity Interactive, 6.88%, 12/15/27(a)	648	549,361
Boyd Gaming Corp., 4.75%, 12/01/27	1,474	1,356,943
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(a)
3.88%, 01/15/28	4,510	4,045,651
4.38%, 01/15/28	3,084	2,779,758
4.00%, 10/15/30	11,763	9,774,744
Caesars Entertainment, Inc., 7.00%, 02/15/30(a)	2,680	2,607,805
Choice Hotels International, Inc., 3.70%, 12/01/29	455	392,852
Churchill Downs, Inc., 6.75%, 05/01/31(a)	4,545	4,295,025
Darden Restaurants, Inc., 3.85%, 05/01/27	10	9,378
GLP Capital LP/GLP Financing II, Inc., 5.25%, 06/01/25	1,684	1,649,300
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30	4,250	3,867,828
4.00%, 05/01/31(a)	1,585	1,332,472
3.63%, 02/15/32(a)	1,174	946,474
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(a)
5.00%, 06/01/29	2,420	2,099,219
4.88%, 07/01/31	2,797	2,280,175
Hyatt Hotels Corp., 5.75%, 01/30/27	2,180	2,166,019
International Game Technology PLC, 5.25%, 01/15/29(a)	1,565	1,442,165
Marriott International, Inc.
5.45%, 09/15/26	185	183,303
5.00%, 10/15/27	2,480	2,416,824
5.55%, 10/15/28	2,120	2,096,282
4.90%, 04/15/29	605	576,837
Series EE, 5.75%, 05/01/25	170	169,669
Series HH, 2.85%, 04/15/31	8,145	6,565,684
McDonald’s Corp., 4.60%, 09/09/32	30,450	28,644,644
Melco Resorts Finance Ltd., 5.75%, 07/21/28(a)	400	346,880
MGM Resorts International
6.75%, 05/01/25	500	497,397

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
MGM Resorts International (continued)
5.50%, 04/15/27	$98	$91,433
4.75%, 10/15/28	500	440,516
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	360	306,493
Resorts World Las Vegas LLC / RWLV Capital, Inc., 8.45%, 07/27/30(a)	1,500	1,455,000
Sands China Ltd., 5.65%, 08/08/28	8,788	8,244,242
Starbucks Corp., 3.55%, 08/15/29	40	36,185
Station Casinos LLC, 4.63%, 12/01/31(a)	1,096	876,672
Travel & Leisure Co.
6.00%, 04/01/27	300	285,420
4.63%, 03/01/30(a)	1,853	1,559,337
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a)	33	29,640
Wynn Macau Ltd.(a)
5.63%, 08/26/28	605	521,812
5.13%, 12/15/29	400	328,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)
5.13%, 10/01/29	669	584,791
7.13%, 02/15/31	256	243,001
Yum! Brands, Inc.
4.75%, 01/15/30(a)	800	718,576
4.63%, 01/31/32	9,822	8,519,828

		107,333,635

Household Durables — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)	285	256,591
KB Home, 7.25%, 07/15/30	2,045	2,008,819
Lennar Corp., 5.00%, 06/15/27	2,685	2,611,567
Meritage Homes Corp., 5.13%, 06/06/27	2,100	1,979,333
NCR Corp., 5.00%, 10/01/28(a)	600	537,058
NVR, Inc., 3.00%, 05/15/30	10,320	8,597,933
Tempur Sealy International, Inc.(a)
4.00%, 04/15/29	1,889	1,576,561
3.88%, 10/15/31	2,681	2,068,276
Toll Brothers Finance Corp.
4.35%, 02/15/28	5,010	4,651,287
3.80%, 11/01/29	2,750	2,397,748
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/24	50	49,645
Tri Pointe Homes, Inc., 5.70%, 06/15/28	1,450	1,330,502

		28,065,320

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 5.00%, 02/01/31(a)	4,600	3,719,513
NRG Energy, Inc.
6.63%, 01/15/27	30	29,387
5.25%, 06/15/29(a)	7,871	6,948,191
3.88%, 02/15/32(a)	2,338	1,755,114
TerraForm Power Operating LLC, 5.00%, 01/31/28(a)	75	68,062

		12,520,267

Industrial Conglomerates — 0.0%
Calderys Financing LLC, 11.25%, 06/01/28(a)	319	326,754

Insurance — 1.6%
Aflac, Inc., 1.13%, 03/15/26	2,360	2,116,050
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)
6.75%, 10/15/27	883	821,200
6.75%, 04/15/28	826	797,135

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon Corp., 2.80%, 05/15/30	$405	$337,041
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	495	449,484
Arthur J Gallagher & Co., 2.40%, 11/09/31	1,450	1,112,633
Assurant, Inc., 4.90%, 03/27/28	4,810	4,596,363
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	5,000	5,000,074
AssuredPartners, Inc., 5.63%, 01/15/29(a)	243	210,371
Athene Holding Ltd., 3.50%, 01/15/31	3,945	3,213,829
Brown & Brown, Inc.
4.50%, 03/15/29	4,320	3,993,791
4.20%, 03/17/32	6,550	5,666,776
Corebridge Financial, Inc., 3.50%, 04/04/25	955	916,247
Enstar Group Ltd., 3.10%, 09/01/31	10,905	8,206,714
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	1,005	816,903
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	1,015	990,901
HUB International Ltd.(a)
7.00%, 05/01/26	842	840,150
7.25%, 06/15/30	842	840,459
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29	8,460	8,023,456
2.25%, 11/15/30	4,215	3,372,937
2.38%, 12/15/31	7,610	5,983,588
5.75%, 11/01/32	21,330	21,352,417
NFP Corp., 8.50%, 10/01/31	1,295	1,296,965
NMI Holdings, Inc., 7.38%, 06/01/25(a)	3,000	2,984,044
Principal Financial Group, Inc., 5.38%, 03/15/33	3,065	2,942,523
Progressive Corp.
2.50%, 03/15/27	2,235	2,029,414
3.20%, 03/26/30	9,000	7,831,566
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	10,300	9,688,738
Unum Group, 4.00%, 06/15/29	10,076	9,060,176

		115,491,945

Interactive Media & Services — 1.0%
Baidu, Inc., 1.72%, 04/09/26	2,170	1,958,555
Cogent Communications Group, Inc., 3.50%, 05/01/26(a)	1,500	1,385,550
eBay, Inc., 1.90%, 03/11/25	3,240	3,064,038
Meta Platforms, Inc.
3.50%, 08/15/27	18,990	17,909,613
4.60%, 05/15/28	3,730	3,648,738
4.80%, 05/15/30	2,890	2,814,976
3.85%, 08/15/32	18,875	16,745,796
4.95%, 05/15/33	24,450	23,431,629

		70,958,895

Internet Software & Services — 0.3%
Booking Holdings, Inc., 4.63%, 04/13/30	153	145,243
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)	760	730,550
Gen Digital, Inc., 7.13%, 09/30/30(a)	1,386	1,365,387
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	1,000	943,295
Match Group Holdings II LLC, 4.13%, 08/01/30(a)	393	324,288
Uber Technologies, Inc.(a)
8.00%, 11/01/26	550	556,465
7.50%, 09/15/27	2,500	2,520,760

Security	Par (000)	Value

Internet Software & Services (continued)
VeriSign, Inc.
5.25%, 04/01/25	$2,300	$2,277,825
2.70%, 06/15/31	14,505	11,552,997

		20,416,810

IT Services — 1.8%
Camelot Finance SA, 4.50%, 11/01/26(a)	315	290,805
Central Parent LLC/CDK Global II LLC/CDK Financing Co, Inc., 8.00%, 06/15/29	365	363,649
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(a)	850	725,900
Fidelity National Information Services, Inc., 4.50%, 07/15/25	3,040	2,965,780
Fiserv, Inc.
5.45%, 03/02/28	950	941,648
5.60%, 03/02/33	9,930	9,624,002
Gartner, Inc.(a)
4.50%, 07/01/28	7,600	6,933,587
3.63%, 06/15/29	930	795,590
3.75%, 10/01/30	3,212	2,695,521
International Business Machines Corp.
4.00%, 07/27/25	27,712	26,982,878
3.45%, 02/19/26	7,585	7,230,942
3.30%, 05/15/26	16,600	15,749,532
2.20%, 02/09/27	5,120	4,605,921
4.15%, 07/27/27	19,620	18,724,802
KBR, Inc., 4.75%, 09/30/28(a)	6,000	5,280,002
Kyndryl Holdings, Inc., 2.70%, 10/15/28	250	205,531
McAfee Corp., 7.38%, 02/15/30(a)	900	753,474
Open Text Holdings, Inc., 4.13%, 02/15/30(a)	2,065	1,727,582
Twilio, Inc., 3.88%, 03/15/31	2,000	1,626,166
Verisk Analytics, Inc., 4.00%, 06/15/25	9,035	8,763,114
VT Topco, Inc., 8.50%, 08/15/30	1,260	1,248,093
Ziff Davis, Inc., 4.63%, 10/15/30(a)	10,000	8,466,494

		126,701,013

Leisure Products — 0.0%
Hasbro, Inc., 3.55%, 11/19/26	145	135,068

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.10%, 06/04/30	600	478,498
2.30%, 03/12/31	750	593,619
Star Parent, Inc., 9.00%, 10/01/30	695	702,299

		1,774,416

Machinery — 0.5%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	7,235	6,569,318
3.60%, 08/12/27	5,000	4,717,301
IDEX Corp., 2.63%, 06/15/31	4,980	3,992,257
Ingersoll Rand, Inc.
5.40%, 08/14/28	6,815	6,700,257
5.70%, 08/14/33	3,730	3,599,880
Oshkosh Corp., 3.10%, 03/01/30	9,975	8,512,932
Otis Worldwide Corp.
2.06%, 04/05/25	1,000	944,092
2.29%, 04/05/27	65	58,375
2.57%, 02/15/30	125	103,634
Terex Corp., 5.00%, 05/15/29(a)	999	894,629

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Trinity Industries, Inc., 7.75%, 07/15/28(a)	$1,110	$1,116,938
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	2,305	2,189,576

		39,399,189

Media — 2.0%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	2,398	2,065,121
Altice France Holding SA, 10.50%, 05/15/27(a)	1,400	873,154
Cable One, Inc., 4.00%, 11/15/30(a)	1,373	1,045,951
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.13%, 05/01/27	250	232,929
5.00%, 02/01/28	100	90,814
5.38%, 06/01/29	1,260	1,130,482
6.38%, 09/01/29	1,061	989,346
4.50%, 08/15/30	810	664,859
4.25%, 02/01/31	420	334,336
7.38%, 03/01/31	18,551	17,917,092
4.75%, 02/01/32	1,400	1,120,000
4.50%, 06/01/33	2,388	1,827,153
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, 02/01/32	8,070	5,881,208
Clear Channel Outdoor Holdings, Inc., 9.00%, 09/15/28	2,060	2,040,100
Comcast Corp., 3.40%, 04/01/30	4,480	3,951,662
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)	3,000	2,798,093
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	11,296	9,987,696
DISH DBS Corp.
7.75%, 07/01/26	2,266	1,699,500
7.38%, 07/01/28	2,010	1,266,479
5.75%, 12/01/28(a)	4,321	3,321,769
FactSet Research Systems, Inc., 2.90%, 03/01/27	9,015	8,220,652
Fox Corp., 4.03%, 01/25/24	35	34,752
Frontier Communications Holdings LLC(a)
5.88%, 10/15/27	85	77,305
5.00%, 05/01/28	2,275	1,942,446
6.75%, 05/01/29	1,577	1,213,308
8.75%, 05/15/30	823	781,418
8.63%, 03/15/31	1,902	1,791,814
GCI LLC, 4.75%, 10/15/28(a)	6,660	5,744,250
Hughes Satellite Systems Corp.
5.25%, 08/01/26	135	121,390
6.63%, 08/01/26	4,309	3,684,195
Iliad Holding SASU(a)
6.50%, 10/15/26	800	751,610
7.00%, 10/15/28	1,015	923,930
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	430	337,448
Nexstar Media, Inc.(a)
5.63%, 07/15/27	5,083	4,523,441
4.75%, 11/01/28	2,947	2,439,259
Sirius XM Radio, Inc.(a)
5.00%, 08/01/27	800	730,720
4.00%, 07/15/28	5,000	4,267,840
5.50%, 07/01/29	7,000	6,191,368
4.13%, 07/01/30	2,408	1,927,869
3.88%, 09/01/31	500	378,731

Security	Par (000)	Value

Media (continued)
TEGNA, Inc.
4.75%, 03/15/26(a)	$3,065	$2,904,087
4.63%, 03/15/28	3,990	3,451,350
5.00%, 09/15/29	6,124	5,143,854
Thomson Reuters Corp., 4.30%, 11/23/23	4,980	4,966,165
Univision Communications, Inc.(a)
5.13%, 02/15/25	11	10,721
6.63%, 06/01/27	2,709	2,522,964
8.00%, 08/15/28	395	382,953
7.38%, 06/30/30	2,500	2,284,742
UPC Broadband Finco BV, 4.88%, 07/15/31(a)	1,852	1,502,861
Urban One, Inc., 7.38%, 02/01/28(a)	1,411	1,209,932
Virgin Media Finance PLC, 5.00%, 07/15/30(a)	695	546,290
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)	4,000	3,563,537
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	3,216	2,775,151
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(a)	865	687,472
Ziggo Bond Co. BV(a)
6.00%, 01/15/27	1,911	1,749,503
5.13%, 02/28/30	2,226	1,660,629

		140,683,701

Metals & Mining — 1.1%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	880	875,618
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	23,560	22,937,851
4.90%, 02/28/33	5,350	5,080,947
Cleveland-Cliffs, Inc., 6.75%, 04/15/30(a)	3,124	2,919,742
Compass Minerals International, Inc., 6.75%, 12/01/27(a)	225	213,169
FMG Resources August 2006 Pty. Ltd.(a)
4.50%, 09/15/27	1,485	1,343,925
5.88%, 04/15/30	900	822,791
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(a)	6,021	5,475,355
Freeport-McMoRan, Inc.
5.00%, 09/01/27	75	71,217
4.13%, 03/01/28	975	893,149
4.38%, 08/01/28	240	220,012
5.25%, 09/01/29	50	47,239
4.25%, 03/01/30	750	662,702
Mineral Resources Ltd.
8.13%, 05/01/27(a)	3,243	3,199,155
8.00%, 11/01/27(a)	615	603,469
9.25%, 10/01/28	1,040	1,050,400
8.50%, 05/01/30(a)	3,000	2,943,064
Novelis Corp., 4.75%, 01/30/30(a)	500	432,725
Nucor Corp., 3.13%, 04/01/32	3,125	2,583,158
Rain Carbon, Inc., 12.25%, 09/01/29	2,147	2,251,666
Reliance Steel & Aluminum Co.
1.30%, 08/15/25	6,690	6,131,707
2.15%, 08/15/30	2,000	1,571,243
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	699	750,027
Rio Tinto Finance USA PLC, 5.00%, 03/09/33	8,870	8,513,597
Southern Copper Corp., 3.88%, 04/23/25	200	191,658
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	1,630	1,385,052
Taseko Mines Ltd., 7.00%, 02/15/26(a)	6,600	6,165,255

		79,335,893

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage Real Estate Investment Trusts (REITs)(a) — 0.0%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	$2,021	$1,524,041
Starwood Property Trust, Inc., 5.50%, 11/01/23	630	628,715

		2,152,756

Multi-Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25	2,387	2,314,254
5.88%, 08/20/26	868	834,951
5.75%, 05/20/27	1,374	1,287,917
9.38%, 06/01/28(a)	3,769	3,820,824
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	885	873,375
CenterPoint Energy, Inc., 5.25%, 08/10/26	1,252	1,235,896
NiSource, Inc., 0.95%, 08/15/25	4,330	3,948,980
ONE Gas, Inc., 4.25%, 09/01/32	1,625	1,465,230
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	50	44,305
Public Service Electric and Gas Co., 5.20%, 08/01/33	740	722,721
Southwest Gas Corp.
2.20%, 06/15/30	25	19,665
4.05%, 03/15/32	2,995	2,587,112
WEC Energy Group, Inc., 5.60%, 09/12/26	1,235	1,234,797

		20,390,027

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.38%, 04/15/28(a)	1,971	1,754,338

Oil, Gas & Consumable Fuels — 5.6%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(a)	210	208,343
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)
5.75%, 01/15/28	6,402	6,038,510
5.38%, 06/15/29	8,150	7,462,039
Antero Resources Corp., 5.38%, 03/01/30(a)	3,950	3,636,641
Baytex Energy Corp.(a)
8.75%, 04/01/27	4,500	4,570,313
8.50%, 04/30/30	248	250,933
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25(a)	910	923,651
Canadian Natural Resources Ltd.
3.80%, 04/15/24	16,688	16,472,172
2.05%, 07/15/25	4,231	3,948,416
CGG SA, 8.75%, 04/01/27(a)	468	418,619
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	3,417	3,320,477
Chevron Corp.
2.00%, 05/11/27	140	125,461
2.24%, 05/11/30	170	141,714
Chord Energy Corp., 6.38%, 06/01/26(a)	4,842	4,747,678
Civitas Resources, Inc.(a)
5.00%, 10/15/26	385	361,145
8.38%, 07/01/28	2,804	2,853,070
8.75%, 07/01/31	2,175	2,221,695
CNX Resources Corp.(a)
7.25%, 03/14/27	219	216,106
6.00%, 01/15/29	5,000	4,672,143
7.38%, 01/15/31	1,134	1,111,718
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	15,510	15,088,320
Comstock Resources, Inc.(a)
6.75%, 03/01/29	4,742	4,362,129

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.(a) (continued)
5.88%, 01/15/30	$465	$402,518
Continental Resources, Inc.
2.27%, 11/15/26(a)	1,060	939,105
4.38%, 01/15/28	910	844,024
Crescent Energy Finance LLC(a)
7.25%, 05/01/26	2,054	2,012,920
9.25%, 02/15/28	3,320	3,389,554
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27(a)	4,250	4,073,357
DCP Midstream Operating LP
5.13%, 05/15/29	2,440	2,324,508
8.13%, 08/16/30	240	265,910
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30	295	295,041
Diamondback Energy, Inc., 6.25%, 03/15/33	545	545,311
Earthstone Energy Holdings LLC, 9.88%, 07/15/31(a)	2,095	2,278,253
Enbridge, Inc.
1.60%, 10/04/26	2,470	2,195,476
4.25%, 12/01/26	6,100	5,819,578
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(a)	2,000	1,929,927
Energy Transfer LP
4.05%, 03/15/25	2,495	2,426,194
2.90%, 05/15/25	5,200	4,940,132
5.75%, 02/15/33	8,060	7,747,782
EnLink Midstream LLC
5.63%, 01/15/28(a)	2,385	2,254,982
5.38%, 06/01/29	2,700	2,497,503
EnLink Midstream Partners LP, 5.45%, 06/01/47	607	474,266
EQM Midstream Partners LP(a)
7.50%, 06/01/27	1,889	1,892,763
7.50%, 06/01/30	5,740	5,764,378
EQT Corp.
6.13%, 02/01/25	429	427,520
3.90%, 10/01/27	2,860	2,645,425
5.00%, 01/15/29	880	827,209
7.00%, 02/01/30	1,340	1,378,513
3.63%, 05/15/31(a)	855	723,279
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	1,225	1,218,875
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27	2,000	1,927,879
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29	3,000	2,792,010
Harbour Energy PLC, 5.50%, 10/15/26(a)	2,410	2,247,325
Harvest Midstream I LP, 7.50%, 09/01/28(a)	1,355	1,309,786
Hess Corp., 4.30%, 04/01/27	1,255	1,192,096
Hess Midstream Operations LP(a)
5.63%, 02/15/26	1,200	1,159,500
5.13%, 06/15/28	1,050	965,806
4.25%, 02/15/30	2,730	2,302,040
5.50%, 10/15/30	478	434,383
Hilcorp Energy I LP/Hilcorp Finance Co.(a)
6.25%, 11/01/28	1,633	1,531,290
6.00%, 02/01/31	1,065	936,991
6.25%, 04/15/32	3,334	2,964,426
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28(a)	5,306	4,881,749
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(a)	1,257	1,267,999

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.
5.63%, 11/15/23(a)	$681	$680,511
1.75%, 11/15/26	3,850	3,424,141
7.75%, 01/15/32	1,645	1,783,866
5.20%, 06/01/33	875	809,308
Marathon Petroleum Corp.
3.63%, 09/15/24	3,720	3,635,682
4.70%, 05/01/25	4,690	4,593,304
MasTec, Inc., 6.63%, 08/15/29(a)	1,491	1,420,177
MEG Energy Corp.(a)
7.13%, 02/01/27	1,065	1,079,757
5.88%, 02/01/29	5,525	5,159,660
MPLX LP
4.88%, 12/01/24	10,443	10,294,976
4.88%, 06/01/25	33,605	32,961,976
1.75%, 03/01/26	8,000	7,254,005
4.13%, 03/01/27	4,000	3,784,284
4.25%, 12/01/27	12,830	12,051,413
2.65%, 08/15/30	5,510	4,449,530
Murphy Oil Corp.
5.75%, 08/15/25	16	15,980
5.88%, 12/01/42	1,300	1,051,010
Murphy Oil USA, Inc.
5.63%, 05/01/27	500	482,144
4.75%, 09/15/29	900	811,458
3.75%, 02/15/31(a)	815	665,333
Nabors Industries, Inc., 7.38%, 05/15/27(a)	235	227,334
New Fortress Energy, Inc.(a)
6.75%, 09/15/25	4,015	3,832,743
6.50%, 09/30/26	7,500	6,905,492
Noble Finance II LLC, 8.00%, 04/15/30(a)	2,823	2,859,919
Northern Oil and Gas, Inc.(a)
8.13%, 03/01/28	1,991	1,988,611
8.75%, 06/15/31	438	441,285
ONEOK Partners LP, 4.90%, 03/15/25	520	510,681
ONEOK, Inc.
2.75%, 09/01/24	155	150,403
2.20%, 09/15/25	6,880	6,401,930
5.85%, 01/15/26	8,156	8,161,475
4.00%, 07/13/27	15,600	14,596,861
6.35%, 01/15/31	2,330	2,343,311
Ovintiv Exploration, Inc., 5.38%, 01/01/26	605	596,510
Parkland Corp., 4.50%, 10/01/29(a)	600	513,795
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)	160	146,839
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)	1,309	1,303,731
Pioneer Natural Resources Co., 5.10%, 03/29/26	1,070	1,056,247
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	1,865	1,603,206
Rockcliff Energy II LLC, 5.50%, 10/15/29(a)	670	602,977
SM Energy Co., 6.50%, 07/15/28	1,425	1,368,000
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28	5,750	5,516,060
7.00%, 09/15/28	2,115	2,086,964
4.50%, 05/15/29	1,990	1,746,577
4.50%, 04/30/30	964	834,798
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)
5.50%, 01/15/28	650	591,500

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a) (continued)
6.00%, 12/31/30	$1,455	$1,284,343
Talos Production, Inc., 12.00%, 01/15/26	2,720	2,836,226
Targa Resources Corp., 5.20%, 07/01/27	9,680	9,485,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	1,174	1,183,099
5.00%, 01/15/28	4,159	3,955,209
6.88%, 01/15/29	200	200,192
5.50%, 03/01/30	350	327,569
4.88%, 02/01/31	5,230	4,684,248
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	9,646	10,028,802
3.25%, 05/15/30	1,100	943,472
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)	146	143,992
Transocean, Inc.
7.50%, 01/15/26(a)	636	621,575
11.50%, 01/30/27(a)	4,731	4,961,636
8.00%, 02/01/27(a)	787	757,488
8.75%, 02/15/30(a)	3,473	3,551,347
6.80%, 03/15/38	200	152,200
Tutor Perini Corp., 6.88%, 05/01/25(a)	921	841,990
Valaris Ltd., 8.38%, 04/30/30(a)	2,002	2,003,501
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(a)	6,561	6,258,338
Venture Global LNG, Inc.(a)
8.13%, 06/01/28	1,635	1,618,884
8.38%, 06/01/31	1,620	1,592,561
Vital Energy, Inc., 9.75%, 10/15/30	800	817,826
Western Midstream Operating LP, 6.35%, 01/15/29	860	861,773
Williams Cos., Inc.
4.30%, 03/04/24	4,875	4,838,080
4.00%, 09/15/25	3,000	2,890,525

		401,235,166

Passenger Airlines(a) — 0.5%
American Airlines Group, Inc., 3.75%, 03/01/25	1,046	990,907
American Airlines, Inc.
11.75%, 07/15/25	2,910	3,128,229
7.25%, 02/15/28	150	143,416
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26	573	559,546
5.75%, 04/20/29	8,421	7,831,953
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25	543	542,743
United Airlines, Inc.
4.38%, 04/15/26	5,494	5,080,799
4.63%, 04/15/29	14,639	12,582,668
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28	1,761	1,546,002

		32,406,263

Personal Care Products — 0.0%
Coty, Inc., 5.00%, 04/15/26(a)	1,465	1,407,316

Pharmaceuticals — 1.6%
AbbVie, Inc.
2.60%, 11/21/24	8,417	8,114,493
3.80%, 03/15/25	1,730	1,681,647
3.60%, 05/14/25	4,680	4,522,998
3.20%, 05/14/26	16,594	15,674,342

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
AbbVie, Inc. (continued)
2.95%, 11/21/26	$3,818	$3,543,146
AstraZeneca PLC
3.38%, 11/16/25	1,150	1,103,435
3.13%, 06/12/27	5,300	4,921,478
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	133	67,498
Bausch Health Cos., Inc., 11.00%, 09/30/28(a)	5,622	3,814,246
Bristol-Myers Squibb Co.
3.90%, 02/20/28	2,426	2,292,815
1.45%, 11/13/30	1,670	1,283,847
Cigna Group, 1.25%, 03/15/26	7,950	7,155,738
Eli Lilly & Co., 4.70%, 02/27/33	10,960	10,550,814
Jazz Securities DAC, 4.38%, 01/15/29(a)	1,918	1,672,273
Merck & Co., Inc.
1.70%, 06/10/27	3,122	2,765,553
2.15%, 12/10/31	1,500	1,186,179
4.50%, 05/17/33	16,085	15,052,775
Novartis Capital Corp., 2.20%, 08/14/30	180	149,194
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(a)	5,356	4,292,045
Perrigo Finance Unlimited Co., 4.65%, 06/15/30	815	694,776
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	2,600	2,506,700
4.65%, 05/19/30	2,600	2,491,591
4.75%, 05/19/33	3,885	3,672,404
Zoetis, Inc.
3.00%, 09/12/27	11,280	10,354,407
3.90%, 08/20/28	250	234,895
2.00%, 05/15/30	2,215	1,773,050

		111,572,339

Professional Services — 0.0%
TriNet Group, Inc., 7.13%, 08/15/31	1,365	1,351,350

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 5.75%, 02/01/27(a)	160	154,891

Real Estate Management & Development — 0.3%
CBRE Services, Inc., 4.88%, 03/01/26	8,250	8,026,414
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31	625	604,688
Greystar Real Estate Partners LLC, 7.75%, 09/01/30	665	656,941
Howard Hughes Corp.(a)
5.38%, 08/01/28	3,390	2,986,827
4.13%, 02/01/29	599	479,200
4.38%, 02/01/31	1,730	1,327,391
Kennedy-Wilson, Inc.
4.75%, 03/01/29	1,698	1,303,232
4.75%, 02/01/30	4,358	3,251,569
5.00%, 03/01/31	3,858	2,814,350

		21,450,612

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.
1.70%, 10/01/28	1,770	1,492,600
2.10%, 10/01/31	1,335	1,054,208
Atkore, Inc., 4.25%, 06/01/31(a)	4,702	3,952,995
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24	9,310	9,241,777
3.88%, 01/15/27	16,861	15,842,708
Broadcom, Inc.
3.15%, 11/15/25	520	491,511

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
3.46%, 09/15/26	$19,619	$18,419,758
1.95%, 02/15/28(a)	2,460	2,097,148
4.00%, 04/15/29(a)	8,000	7,219,132
4.15%, 04/15/32(a)	6,164	5,349,206
4.30%, 11/15/32	5,930	5,173,564
2.60%, 02/15/33(a)	23,000	17,150,734
Flex Ltd.
3.75%, 02/01/26	100	94,800
4.88%, 06/15/29	6,955	6,478,722
Honeywell International, Inc., 4.50%, 01/15/34	7,150	6,639,164
Jabil, Inc.
1.70%, 04/15/26	2,580	2,317,685
4.25%, 05/15/27	4,140	3,915,150
5.45%, 02/01/29	3,345	3,252,842
Marvell Technology, Inc., 5.95%, 09/15/33	2,945	2,890,554
Microchip Technology, Inc., 4.25%, 09/01/25	1,210	1,170,621
Micron Technology, Inc.
4.98%, 02/06/26	1,663	1,627,131
6.75%, 11/01/29	350	355,616
4.66%, 02/15/30	550	500,514
NCR Atleos Escrow Corp., 9.50%, 04/01/29	2,290	2,214,888
NVIDIA Corp., 2.85%, 04/01/30	25	21,811
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	4,205	3,989,115
ON Semiconductor Corp., 3.88%, 09/01/28(a)	1,299	1,150,161
Sensata Technologies, Inc.(a)
4.38%, 02/15/30	1,275	1,100,969
3.75%, 02/15/31	500	404,662
Texas Instruments, Inc.
1.75%, 05/04/30	145	117,345
1.90%, 09/15/31	2,445	1,926,056
4.90%, 03/14/33	12,480	12,069,455

		139,722,602

Software — 1.1%
Activision Blizzard, Inc., 1.35%, 09/15/30	250	195,245
Black Knight InfoServ LLC, 3.63%, 09/01/28(a)	2,440	2,186,850
Cloud Software Group, Inc.(a)
6.50%, 03/31/29	4,025	3,559,431
9.00%, 09/30/29	3,930	3,415,173
Elastic NV, 4.13%, 07/15/29(a)	463	394,317
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,553,915
Intuit, Inc.
1.35%, 07/15/27	805	696,637
1.65%, 07/15/30	438	344,069
5.20%, 09/15/33	7,585	7,385,939
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	3,260	2,679,500
Open Text Corp.(a)
3.88%, 02/15/28	305	266,378
3.88%, 12/01/29	685	563,083
Open Text Holdings, Inc., 4.13%, 12/01/31(a)	4,175	3,331,126
Oracle Corp.
3.40%, 07/08/24	1,710	1,677,770
2.95%, 11/15/24	6,000	5,813,952
1.65%, 03/25/26	4,960	4,492,706
4.65%, 05/06/30	2,120	1,982,588
2.88%, 03/25/31	21,445	17,516,914
4.90%, 02/06/33	7,650	7,051,237
PTC, Inc., 4.00%, 02/15/28(a)	1,045	936,581

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
ROBLOX Corp., 3.88%, 05/01/30(a)	$1,051	$843,337
Roper Technologies, Inc.
2.35%, 09/15/24	90	86,870
1.00%, 09/15/25	590	539,235
2.00%, 06/30/30	75	59,307
ServiceNow, Inc., 1.40%, 09/01/30	1,000	767,654
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	2,754	2,598,785
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	820	685,122
VMware, Inc.
1.00%, 08/15/24	2,425	2,322,877
4.50%, 05/15/25	540	527,484
4.65%, 05/15/27	2,000	1,928,744

		76,402,826

Specialized REITs — 0.1%
Public Storage Operating Co., 5.10%, 08/01/33	1,600	1,529,457
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	3,230	3,163,632

		4,693,089

Specialty Retail — 0.1%
Academy Ltd., 6.00%, 11/15/27(a)	1,848	1,746,730
AutoZone, Inc., 5.05%, 07/15/26	8,785	8,656,824
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	24,363

		10,427,917

Technology Hardware, Storage & Peripherals — 0.3%
Adobe, Inc., 2.30%, 02/01/30	2,130	1,792,297
Apple, Inc., 3.35%, 08/08/32	2,195	1,936,705
Dell International LLC/EMC Corp.
5.85%, 07/15/25	2,720	2,716,374
6.10%, 07/15/27	4,285	4,338,328
Fortinet, Inc., 2.20%, 03/15/31	750	580,286
Hewlett Packard Enterprise Co.
5.90%, 10/01/24	1,000	999,188
6.10%, 04/01/26	4,600	4,594,000
Seagate HDD Cayman(a)
8.25%, 12/15/29	5,670	5,823,079
9.63%, 12/01/32	2,000	2,155,084

		24,935,341

Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc., 3.05%, 03/15/32	11,470	8,402,592

Tobacco — 1.9%
Altria Group, Inc.
2.35%, 05/06/25	21,059	19,919,262
2.63%, 09/16/26	13,420	12,386,601
4.80%, 02/14/29	70	66,576
3.40%, 05/06/30	265	226,540
2.45%, 02/04/32	22,040	16,626,472
BAT Capital Corp.
3.22%, 08/15/24	5,383	5,248,900
6.34%, 08/02/30	7,580	7,466,114
BAT International Finance PLC
1.67%, 03/25/26	5,000	4,504,829
5.93%, 02/02/29	7,800	7,657,635
Philip Morris International, Inc.
0.88%, 05/01/26	8,000	7,131,070
3.13%, 08/17/27	50	46,152
3.38%, 08/15/29	4,050	3,571,395
5.63%, 11/17/29	19,710	19,486,433

Security	Par (000)	Value

Tobacco (continued)
Philip Morris International, Inc. (continued)
2.10%, 05/01/30	$790	$630,479
5.75%, 11/17/32	7,800	7,610,652
5.38%, 02/15/33	2,340	2,217,938
5.63%, 09/07/33	8,180	7,866,126
Reynolds American, Inc., 4.45%, 06/12/25	9,148	8,891,310
Vector Group Ltd.(a)
10.50%, 11/01/26	2,065	2,067,581
5.75%, 02/01/29	7,285	6,192,296

		139,814,361

Transportation Infrastructure — 0.1%
Ryder System, Inc., 5.65%, 03/01/28	4,495	4,449,103
United Parcel Service, Inc., 4.45%, 04/01/30	1,200	1,148,017

		5,597,120

Utilities — 0.0%
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	2,460	2,423,208

Water Utilities — 0.0%
American Water Capital Corp., 4.45%, 06/01/32	2,055	1,898,991
Essential Utilities, Inc.
3.57%, 05/01/29	55	49,608
2.70%, 04/15/30	220	181,183

		2,129,782

Wireless Telecommunication Services — 0.7%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 06/01/28	1,446	1,386,426
Rogers Communications, Inc., 3.20%, 03/15/27	4,215	3,855,276
T-Mobile U.S., Inc.
3.50%, 04/15/25	15,900	15,342,042
2.05%, 02/15/28	6,900	5,933,173
2.88%, 02/15/31	4,975	4,033,495
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	1,980	1,296,466
VICI Properties LP/VICI Note Co., Inc.(a)
5.63%, 05/01/24	1,050	1,043,355
4.63%, 06/15/25	8,410	8,121,453
3.75%, 02/15/27	615	558,059
4.63%, 12/01/29	100	88,705
4.13%, 08/15/30	300	255,114
Vmed O2 U.K. Financing I PLC(a)
4.25%, 01/31/31	900	716,674
4.75%, 07/15/31	6,300	5,089,601
Vodafone Group PLC, (5-year CMT + 3.07%), 5.13%, 06/04/81(c)	5,960	4,043,787

		51,763,626

Total Corporate Bonds — 57.1% (Cost: $4,369,725,531)		4,113,719,321

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(c) — 21.3%
Connecticut Avenue Securities Trust(a)
Series 2018-R07, Class 1M2C, (30-day Avg SOFR + 2.51%), 7.83%, 04/25/31	649	649,910
Series 2019-HRP1, Class M2, (30-day Avg SOFR + 2.26%), 7.58%, 11/25/39	27,210	27,210,102
Series 2019-HRP1, Class M2B, (30-day Avg SOFR + 2.26%), 7.58%, 11/25/39	12,100	12,100,545
Series 2019-R01, Class 2M2, (30-day Avg SOFR + 2.56%), 7.88%, 07/25/31	12,093	12,137,814

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2019-R01, Class 2M2C, (30-day Avg SOFR + 2.56%), 7.88%, 07/25/31	$3,204	$3,205,007
Series 2019-R03, Class 1M2, (30-day Avg SOFR + 2.26%), 7.58%, 09/25/31	77	76,998
Series 2019-R07, Class 1M2, (30-day Avg SOFR + 2.21%), 7.53%, 10/25/39	4,415	4,421,747
Series 2019-R07, Class 1M2, (30-day Avg SOFR + 2.51%), 7.83%, 04/25/31	5,073	5,076,577
Series 2020-R01, Class 1M2, (30-day Avg SOFR + 2.16%), 7.48%, 01/25/40	40,699	40,825,904
Series 2020-R02, Class 2C, (30-day Avg SOFR + 2.11%), 7.43%, 01/25/40	5,056	5,060,126
Series 2020-R02, Class 2M2, (30-day Avg SOFR + 2.11%), 7.43%, 01/25/40	61,956	62,111,055
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 9.08%, 02/25/40	51,265	53,374,561
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 9.08%, 02/25/40	17,867	18,620,593
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 8.42%, 10/25/41	6,640	6,648,269
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 8.07%, 12/25/41	10,575	10,516,025
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 8.47%, 12/25/41	20,187	20,287,006
Series 2022-R01, Class 1M1, (30-day Avg SOFR + 1.00%), 6.32%, 12/25/41	24,222	24,078,037
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 9.82%, 01/25/42	37,190	38,026,775
Series 2022-R02, Class 2M1, (30-day Avg SOFR + 1.20%), 6.52%, 01/25/42	6,694	6,650,411
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 8.32%, 01/25/42	23,874	23,829,356
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 11.57%, 03/25/42	7,294	8,019,002
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 10.57%, 03/25/42	24,767	26,353,785
Series 2022-R04, Class 1M1, (30-day Avg SOFR + 2.00%), 7.32%, 03/25/42	18,015	18,138,567
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 9.82%, 04/25/42	4,386	4,525,826
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 8.32%, 04/25/42	2,500	2,535,075
Series 2022-R05, Class M1, (30-day Avg SOFR + 1.90%), 7.22%, 04/25/42	30,695	30,656,614
Series 2022-R06, Class 1M1, (30-day Avg SOFR + 2.75%), 8.07%, 05/25/42	14,575	14,939,652
Series 2022-R07, Class 1M1, (30-day Avg SOFR + 2.95%), 8.27%, 06/25/42	53,593	54,999,812
Series 2022-R08, Class 1B1, (30-day Avg SOFR + 5.60%), 10.92%, 07/25/42	6,500	7,022,657
Series 2022-R08, Class 1M1, (30-day Avg SOFR + 2.55%), 7.87%, 07/25/42	13,696	13,947,668
Series 2023-R02, Class 1B1, (30-day Avg SOFR + 5.55%), 10.87%, 01/25/43	4,000	4,270,000
Fannie Mae, Series 2023-R05, Class 1B1, (30-day Avg SOFR + 4.75%), 10.07%, 06/25/43(a)	7,450	7,757,226

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M2, (30-day Avg SOFR + 4.51%), 9.83%, 01/25/24	$3,098	$3,126,904
Series 2014-C03, Class 1M2, (30-day Avg SOFR + 3.11%), 8.43%, 07/25/24	18,233	18,482,757
Series 2017-C01, Class 1M2C, (30-day Avg SOFR + 3.66%), 8.98%, 07/25/29	3,350	3,454,878
Series 2017-C03, Class 1M2C, (30-day Avg SOFR + 3.11%), 8.43%, 10/25/29	2,118	2,180,730
Series 2017-C05, Class 1EB3, (30-day Avg SOFR + 1.31%), 6.63%, 01/25/30	2,005	2,003,152
Series 2017-C06, Class 1B1, (30-day Avg SOFR + 4.26%), 9.58%, 02/25/30	1,390	1,483,784
Series 2017-C06, Class 1M2C, (30-day Avg SOFR + 2.76%), 8.08%, 02/25/30	5,179	5,199,068
Series 2017-C07, Class 1B1, (30-day Avg SOFR + 4.11%), 9.43%, 05/25/30	500	536,449
Series 2017-C07, Class 1EB2, (30-day Avg SOFR + 1.11%), 6.43%, 05/25/30	382	381,768
Series 2017-C07, Class 1M2C, (30-day Avg SOFR + 2.51%), 7.83%, 05/25/30	11,672	11,823,761
Series 2017-C07, Class 2B1, (30-day Avg SOFR + 4.56%), 9.88%, 05/25/30	7,258	7,865,530
Series 2018-C01, Class 1ED2, (30-day Avg SOFR + 0.96%), 6.28%, 07/25/30	148	147,358
Series 2018-C01, Class 1M2, (30-day Avg SOFR + 2.36%), 7.68%, 07/25/30	881	890,074
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 7.68%, 07/25/30	5,420	5,451,098
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 7.63%, 08/25/30	1,510	1,524,562
Series 2018-C03, Class 1M2C, (30-day Avg SOFR + 2.26%), 7.58%, 10/25/30	1,537	1,551,431
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 8.62%, 11/25/41(a)	26,381	26,183,142
Freddie Mac, Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 7.82%, 01/25/42(a)	8,000	7,820,000
Freddie Mac STACR REMIC Trust(a)
Series 2020-DNA1, Class B1, (30-day Avg SOFR + 2.41%), 7.73%, 01/25/50	3,000	3,013,140
Series 2020-DNA1, Class M2, (30-day Avg SOFR + 1.81%), 7.13%, 01/25/50	6,239	6,239,352
Series 2020-DNA2, Class M2, (30-day Avg SOFR + 1.96%), 7.28%, 02/25/50	34,955	34,998,414
Series 2020-DNA3, Class B1, (30-day Avg SOFR + 5.21%), 10.53%, 06/25/50	11,113	12,028,620
Series 2020-DNA4, Class B1, (30-day Avg SOFR + 6.11%), 11.43%, 08/25/50	3,930	4,383,832
Series 2020-DNA5, Class M2, (30-day Avg SOFR + 2.80%), 8.12%, 10/25/50	7,459	7,531,056
Series 2020-DNA6, Class M2, (30-day Avg SOFR + 2.00%), 7.32%, 12/25/50	12,237	12,329,933
Series 2020-HQA1, Class B1, (30-day Avg SOFR + 2.46%), 7.78%, 01/25/50	7,825	7,722,575
Series 2020-HQA2, Class M2, (30-day Avg SOFR + 3.21%), 8.53%, 03/25/50	72,426	74,693,675
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.97%, 01/25/51	5,019	4,918,035

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2021-DNA1, Class M2, (30-day Avg SOFR + 1.80%), 7.12%, 01/25/51	$16,731	$16,667,957
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 8.37%, 01/25/34	15,503	15,541,758
Series 2021-DNA5, Class M2, (30-day Avg SOFR + 1.65%), 6.97%, 01/25/34	5,146	5,140,674
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 8.72%, 10/25/41	32,135	32,494,231
Series 2021-DNA6, Class M1, (30-day Avg SOFR + 0.80%), 6.12%, 10/25/41	2,631	2,626,510
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.97%, 11/25/41	52,486	53,043,772
Series 2021-DNA7, Class M1, (30-day Avg SOFR + 0.85%), 6.17%, 11/25/41	35,539	35,175,140
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 8.32%, 08/25/33	11,801	11,647,445
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 8.67%, 09/25/41	10,335	10,322,318
Series 2021-HQA3, Class M1, (30-day Avg SOFR + 0.85%), 6.17%, 09/25/41	19,796	19,357,076
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 7.42%, 09/25/41	17,280	16,936,821
Series 2021-HQA4, Class B1, (30-day Avg SOFR + 3.75%), 9.07%, 12/25/41	42,909	42,614,318
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 8.72%, 01/25/42	2,750	2,751,732
Series 2022-DNA1, Class M1A, (30-day Avg SOFR + 1.00%), 6.32%, 01/25/42	6,642	6,580,161
Series 2022-DNA2, Class B1, (30-day Avg SOFR + 4.75%), 10.07%, 02/25/42	2,870	2,902,288
Series 2022-DNA2, Class M1A, (30-day Avg SOFR + 1.30%), 6.62%, 02/25/42	3,795	3,784,864
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 9.07%, 02/25/42	18,853	19,335,118
Series 2022-DNA3, Class M1A, (30-day Avg SOFR + 2.00%), 7.32%, 04/25/42	31,271	31,494,526
Series 2022-DNA4, Class M1A, (30-day Avg SOFR + 2.20%), 7.52%, 05/25/42	1,711	1,729,312
Series 2022-DNA5, Class M1A, (30-day Avg SOFR + 2.95%), 8.27%, 06/25/42	49,931	51,218,716
Series 2022-DNA6, Class M1A, (30-day Avg SOFR + 2.15%), 7.47%, 09/25/42	17,128	17,301,130
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 12.32%, 03/25/52	22,075	25,072,057
Series 2022-HQA1, Class M1A, (30-day Avg SOFR + 2.10%), 7.42%, 03/25/42	47,344	47,728,929
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 10.57%, 03/25/42	3,616	3,805,738
Series 2022-HQA3, Class M1A, (30-day Avg SOFR + 2.30%), 7.62%, 08/25/42	37,277	37,856,588
Freddie Mac STACR Trust(a)
Series 2018-HQA2, Class M2, (30-day Avg SOFR + 2.41%), 7.73%, 10/25/48	18,786	18,984,958
Series 2019-DNA2, Class M2, (30-day Avg SOFR + 2.56%), 7.88%, 03/25/49	7,892	7,962,617

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2, (30-day Avg SOFR + 4.36%), 9.68%, 11/25/23	$10,548	$10,596,306
Series 2016-HQA2, Class M3, (30-day Avg SOFR + 5.26%), 10.58%, 11/25/28	5,836	6,185,558
Series 2017-HQA1, Class M2, (30-day Avg SOFR + 3.66%), 8.98%, 08/25/29	5,442	5,659,374
Series 2017-HQA3, Class M2, (30-day Avg SOFR + 2.46%), 7.78%, 04/25/30	5,036	5,098,517
Series 2018-HQA1, Class M2, (30-day Avg SOFR + 2.41%), 7.73%, 09/25/30	63,467	64,101,512
Series 2018-SPI1, Class M2, 3.78%, 02/25/48(a)	45	41,558
Series 2018-SPI2, Class M2, 3.84%, 05/25/48(a)	63	59,358
Series 2020-HQA5, Class M2, (30-day Avg SOFR + 2.60%), 7.92%, 11/25/50(a)	9,019	9,123,664
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 8.72%, 08/25/33(a)	11,900	12,197,941
Series 2022-HQA2, Class M1A, (30-day Avg SOFR + 2.65%), 7.97%, 07/25/42(a)	40,022	40,894,746
STACR Trust, Series 2018-DNA3, Class M2A, (30-day Avg SOFR + 2.21%), 7.53%, 09/25/48(a)	795	799,790

		1,530,872,858

Commercial Mortgage-Backed Securities — 0.1%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58	160	145,696
Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, (30-day Avg SOFR + 3.86%), 9.18%, 03/25/50(a)(c)	7,873	7,659,067

		7,804,763

Total Non-Agency Mortgage-Backed Securities — 21.4% (Cost: $1,513,531,805)		1,538,677,621

Preferred Securities

Capital Trusts — 0.0%(c)

Diversified Telecommunication Services — 0.0%
British Telecommunications PLC, 4.88%, 11/23/81(a)	500	401,112

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 7.00%, 04/04/79	200	198,641

		599,753

Total Preferred Securities — 0.0% (Cost: $638,813)		599,753

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations(c) — 0.7%
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 1M2, (30-day Avg SOFR + 5.01%), 10.33%, 11/25/24	1,287	1,331,588
Series 2017-C02, Class 2B1, (30-day Avg SOFR + 5.61%), 10.93%, 09/25/29	1,250	1,378,057
Series 2017-C04, Class 2B1, (30-day Avg SOFR + 5.16%), 10.48%, 11/25/29	26,978	29,406,020
Series 2018-C01, Class 1B1, (30-day Avg SOFR + 3.66%), 8.98%, 07/25/30	5,250	5,561,635

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued)
Series 2018-C04, Class 2M2, (30-day Avg SOFR + 2.66%), 7.98%, 12/25/30	$2,457	$2,519,468
Freddie Mac STACR REMIC Trust, Series 2020- HQA1, Class M2, (30-day Avg SOFR + 2.01%), 7.33%, 01/25/50(a)	8,623	8,622,935
Freddie Mac STACR Trust(a)
Series 2019-DNA4, Class M2, (30-day Avg SOFR + 2.06%), 7.38%, 10/25/49	1,101	1,101,877
Series 2019-FTR2, Class M1, (30-day Avg SOFR + 1.06%), 6.38%, 11/25/48	115	115,106
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, (30-day Avg SOFR + 2.61%), 7.93%, 03/25/30	835	847,124

		50,883,810

Commercial Mortgage-Backed Securities — 0.3%
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (30-day Avg SOFR + 3.36%), 8.68%, 10/25/49(a)(c)	18,092	17,622,598

Mortgage-Backed Securities — 11.4%
Fannie Mae Mortgage-Backed Securities
4.00%, 02/01/47 - 02/01/57	67	60,019
5.00%, 03/01/53	1,722	1,639,508
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/42 - 01/01/49	85	79,546
3.50%, 10/01/44 - 06/01/49	3,953	3,477,911
3.00%, 03/01/46 - 02/01/47	5,880	4,975,186
4.00%, 10/01/46 - 01/01/49	42	38,250
Ginnie Mae Mortgage-Backed Securities
3.50%, 06/20/42 - 10/23/53(e)	27,439	24,141,956
3.00%, 05/20/45 - 07/20/50	43,115	36,762,259
2.50%, 12/20/46 - 10/23/53(e)	42,622	34,737,017
4.00%, 11/20/47 - 10/23/53(e)	18,991	17,236,383
4.50%, 10/20/48 - 10/23/53(e)	31,176	28,925,343
5.00%, 12/20/48 - 12/20/52	12,374	11,747,650
2.00%, 12/20/50 - 10/23/53(e)	73,826	58,416,144
5.50%, 12/20/52	624	606,386
Uniform Mortgage-Backed Securities
3.00%, 03/01/30 - 10/12/53(e)	144,012	121,854,180
2.50%, 04/01/32 - 10/13/52(e)(f)	185,995	149,256,272
2.00%, 12/01/35 - 10/12/53(e)	75,505	59,040,582
1.50%, 03/01/37 - 07/01/51	23,233	16,993,987
5.00%, 02/01/41 - 06/01/53	39,335	37,204,296
3.50%, 07/01/43 - 07/01/52	69,384	60,783,459
4.50%, 06/01/44 - 12/01/52(e)	40,374	37,335,356
4.00%, 03/01/45 - 02/01/53	92,808	83,797,361
5.50%, 09/01/52 - 06/01/53	34,517	33,550,278

		822,659,329

Total U.S. Government Sponsored Agency Securities — 12.4% (Cost: $1,006,894,807)		891,165,737

Total Long-Term Investments — 99.4% (Cost: $7,511,333,043)		7,154,967,798

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(g)(h)	12,624,853	$12,624,853

	Par (000)

U.S. Treasury Obligations — 0.9%
U.S. Treasury Bills(i)
5.52%, 02/22/24	$6,800	6,656,638
5.55%, 02/22/24	27,000	26,430,771
5.54%, 03/14/24	31,300	30,543,031

		63,630,440

Total Short-Term Securities — 1.1% (Cost: $ 76,234,156)		76,255,293

Total Investments — 100.5% (Cost: $ 7,587,567,199)		7,231,223,091

Liabilities in Excess of Other Assets — (0.5)%		(33,758,023)

Net Assets — 100.0%		$7,197,465,068

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	When-issued security.
(e)	Represents or includes a TBA transaction.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	Rates are discount rates or a range of discount rates as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$376,612,442	$—	$(363,987,589	)(a)	$—	$—	$12,624,853	12,624,853	$1,643,870	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	1,514	12/07/23	$ 205,911	$(3,892,897)
10-Year Australian Treasury Bonds	941	12/15/23	67,745	(1,849,733)
Ultra U.S. Treasury Bond	2,318	12/19/23	275,552	(20,426,539)
2-Year U.S. Treasury Note	26,831	12/29/23	5,438,518	(18,738,112)

				(44,907,281)

Short Contracts
Euro BTP	444	12/07/23	51,509	2,008,879
Euro OAT	701	12/07/23	91,308	2,281,808
10-Year Canadian Bond	1,947	12/18/23	165,035	4,641,267
10-Year U.S. Treasury Note	10,649	12/19/23	1,150,258	24,500,229
10-Year U.S. Ultra Long Treasury Note	3,778	12/19/23	421,365	12,770,328
U.S. Long Bond	2,799	12/19/23	318,649	18,057,105
Long Gilt	957	12/27/23	109,945	860,563
5-Year U.S. Treasury Note	10,707	12/29/23	1,127,748	11,064,171

				76,184,350

				$31,277,069

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	38,760,000	USD	24,940,161	Citibank N.A.	12/20/23	$47,553
AUD	2,780,000	USD	1,786,208	Standard Chartered Bank	12/20/23	5,996
ILS	11,050,000	USD	2,907,802	Deutsche Bank AG	12/20/23	587
ILS	12,050,000	USD	3,146,881	Deutsche Bank AG	12/20/23	24,712
ILS	69,700,000	USD	18,263,988	HSBC Bank PLC	12/20/23	81,239
INR	77,000,000	USD	921,576	Bank of America N.A.	12/20/23	1,496
INR	285,400,000	USD	3,416,127	Standard Chartered Bank	12/20/23	5,234
NOK	88,900,000	USD	8,272,915	Deutsche Bank AG	12/20/23	56,142
NOK	109,300,000	USD	10,167,486	Deutsche Bank AG	12/20/23	72,851
NOK	20,300,000	USD	1,893,444	Goldman Sachs International	12/20/23	8,467
NOK	20,300,000	USD	1,875,516	Goldman Sachs International	12/20/23	26,395
NOK	8,300,000	USD	774,755	JPMorgan Chase Bank N.A.	12/20/23	2,874
NOK	33,800,000	USD	3,163,455	JPMorgan Chase Bank N.A.	12/20/23	3,273
NOK	45,900,000	USD	4,249,486	Morgan Stanley & Co. International PLC	12/20/23	50,893
NOK	117,300,000	USD	10,976,166	Morgan Stanley & Co. International PLC	12/20/23	13,693
NZD	24,350,000	USD	14,435,898	Bank of America N.A.	12/20/23	158,765
NZD	13,120,000	USD	7,819,468	Barclays Bank PLC	12/20/23	44,269
NZD	14,470,000	USD	8,606,607	Barclays Bank PLC	12/20/23	66,279

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	19,440,000	USD	11,582,060	Barclays Bank PLC	12/20/23	$69,695
NZD	13,115,000	USD	7,790,844	Citibank N.A.	12/20/23	69,895
NZD	5,820,000	USD	3,440,011	Deutsche Bank AG	12/20/23	48,323
NZD	10,225,000	USD	6,073,855	Morgan Stanley & Co. International PLC	12/20/23	54,705
SEK	20,300,000	USD	1,824,913	Goldman Sachs International	12/20/23	40,361
SGD	2,430,000	USD	1,778,704	Barclays Bank PLC	12/20/23	5,214
USD	6,008,812	AUD	9,260,000	Bank of America N.A.	12/20/23	39,095
USD	7,780,976	AUD	12,010,000	Citibank N.A.	12/20/23	38,395
USD	3,630,378	AUD	5,620,000	JPMorgan Chase Bank N.A.	12/20/23	7,289
USD	472,469	AUD	730,000	Morgan Stanley & Co. International PLC	12/20/23	1,854
USD	3,850,501	AUD	5,960,000	Nomura International PLC	12/20/23	8,221
USD	4,499,298	AUD	6,950,000	Standard Chartered Bank	12/20/23	18,787
USD	4,099,295	BRL	20,560,000	Bank of America N.A.	12/20/23	48,313
USD	3,812,344	BRL	19,160,000	Barclays Bank PLC	12/20/23	37,207
USD	184,465	CAD	250,000	HSBC Bank PLC	12/20/23	177
USD	43,456,955	CAD	58,840,000	HSBC Bank PLC	12/20/23	82,959
USD	2,289,018	CHF	2,030,000	Goldman Sachs International	12/20/23	51,853
USD	2,658,749	CHF	2,360,000	Goldman Sachs International	12/20/23	57,907
USD	3,648,650	CHF	3,240,000	Goldman Sachs International	12/20/23	78,003
USD	254,241	CHF	230,000	Standard Chartered Bank	12/20/23	769
USD	9,697,785	CLP	8,648,000,000	UBS AG	12/20/23	23,866
USD	6,463,336	EUR	6,070,000	Barclays Bank PLC	12/20/23	22,300
USD	8,927,646	EUR	8,400,000	Barclays Bank PLC	12/20/23	14,186
USD	5,270,510	EUR	4,920,000	Deutsche Bank AG	12/20/23	49,769
USD	2,335,202	EUR	2,180,000	JPMorgan Chase Bank N.A.	12/20/23	21,947
USD	2,413,122	GBP	1,950,000	Barclays Bank PLC	12/20/23	32,633
USD	2,243,409	GBP	1,810,000	Morgan Stanley & Co. International PLC	12/20/23	33,827
USD	1,032,814	GBP	840,000	Standard Chartered Bank	12/20/23	7,373
USD	3,182,743	HUF	1,163,000,000	Deutsche Bank AG	12/20/23	64,899
USD	1,738,275	HUF	633,000,000	Goldman Sachs International	12/20/23	41,288
USD	2,288,674	HUF	837,000,000	JPMorgan Chase Bank N.A.	12/20/23	44,791
USD	870,972	HUF	317,000,000	Toronto-Dominion Bank	12/20/23	21,138
USD	14,644,887	IDR	225,480,000,000	Deutsche Bank AG	12/20/23	93,553
USD	1,603,321	IDR	24,720,000,000	Goldman Sachs International	12/20/23	8,018
USD	2,308,181	JPY	336,000,000	JPMorgan Chase Bank N.A.	12/20/23	30,777
USD	5,438,607	JPY	795,000,000	Morgan Stanley & Co. International PLC	12/20/23	50,106
USD	5,550,005	JPY	806,000,000	Royal Bank of Canada	12/20/23	86,946
USD	943,944	JPY	137,000,000	Standard Chartered Bank	12/20/23	15,359
USD	4,551,144	KRW	6,000,000,000	Barclays Bank PLC	12/20/23	96,868
USD	12,919,417	KRW	17,065,000,000	Citibank N.A.	12/20/23	250,715
USD	1,834,112	KRW	2,420,000,000	JPMorgan Chase Bank N.A.	12/20/23	37,554
USD	4,376,892	KRW	5,840,000,000	JPMorgan Chase Bank N.A.	12/20/23	41,397
USD	2,759,392	MXN	47,800,000	Citibank N.A.	12/20/23	52,301
USD	2,764,197	MXN	47,900,000	Citibank N.A.	12/20/23	51,443
USD	5,805,258	MXN	102,200,000	JPMorgan Chase Bank N.A.	12/20/23	17,294
USD	871,883	NOK	9,300,000	Goldman Sachs International	12/20/23	565
USD	5,284,067	PLN	23,050,000	Citibank N.A.	12/20/23	23,396
USD	5,196,838	PLN	22,600,000	JPMorgan Chase Bank N.A.	12/20/23	38,870
USD	25,328,998	PLN	109,300,000	Nomura International PLC	12/20/23	383,602
USD	6,915,500	SGD	9,370,000	JPMorgan Chase Bank N.A.	12/20/23	36,770
USD	1,793,780	THB	64,100,000	Barclays Bank PLC	12/20/23	21,070
USD	2,189,781	THB	78,600,000	Goldman Sachs International	12/20/23	16,068
USD	4,601,353	THB	163,100,000	UBS AG	12/20/23	90,760
USD	252,201	TWD	8,000,000	Morgan Stanley & Co. International PLC	12/20/23	2,811
USD	5,046,296	TWD	160,700,000	Morgan Stanley & Co. International PLC	12/20/23	36,673
USD	1,768,353	ZAR	33,600,000	Deutsche Bank AG	12/20/23	5,937
USD	1,397,139	ZAR	26,600,000	JPMorgan Chase Bank N.A.	12/20/23	1,893
USD	1,186,642	ZAR	22,500,000	Nomura International PLC	12/20/23	6,452

						3,304,955

BRL	8,040,000	USD	1,632,487	Goldman Sachs International	12/20/23	(48,349)
BRL	21,860,000	USD	4,456,586	Morgan Stanley & Co. International PLC	12/20/23	(149,463)

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	136,250,000	USD	27,353,396	Morgan Stanley & Co. International PLC	12/20/23	$(507,763)
CAD	24,260,000	USD	17,953,747	Bank of America N.A.	12/20/23	(70,451)
CAD	3,620,000	USD	2,685,934	JPMorgan Chase Bank N.A.	12/20/23	(17,446)
CAD	6,140,000	USD	4,552,368	JPMorgan Chase Bank N.A.	12/20/23	(26,257)
CAD	6,980,000	USD	5,201,105	JPMorgan Chase Bank N.A.	12/20/23	(55,788)
CAD	9,100,000	USD	6,745,088	JPMorgan Chase Bank N.A.	12/20/23	(37,009)
CAD	9,350,000	USD	6,965,004	JPMorgan Chase Bank N.A.	12/20/23	(72,637)
CAD	9,350,000	USD	6,942,949	JPMorgan Chase Bank N.A.	12/20/23	(50,582)
CAD	7,590,000	USD	5,650,943	Morgan Stanley & Co. International PLC	12/20/23	(55,963)
CHF	160,000	USD	180,890	HSBC Bank PLC	12/20/23	(4,561)
CHF	25,360,000	USD	28,680,749	HSBC Bank PLC	12/20/23	(732,722)
CHF	4,460,000	USD	4,934,124	JPMorgan Chase Bank N.A.	12/20/23	(18,975)
CHF	3,540,000	USD	3,938,446	Societe Generale	12/20/23	(37,184)
CLP	2,954,000,000	USD	3,318,766	Goldman Sachs International	12/20/23	(14,330)
COP	55,400,000,000	USD	13,712,871	Morgan Stanley & Co. International PLC	12/20/23	(396,425)
CZK	100,100,000	USD	4,344,464	Deutsche Bank AG	12/20/23	(15,226)
CZK	159,400,000	USD	6,902,456	Deutsche Bank AG	12/20/23	(8,544)
CZK	48,300,000	USD	2,098,289	Goldman Sachs International	12/20/23	(9,356)
CZK	43,100,000	USD	1,881,870	JPMorgan Chase Bank N.A.	12/20/23	(17,832)
CZK	366,900,000	USD	16,059,078	Morgan Stanley & Co. International PLC	12/20/23	(190,971)
EUR	16,660,000	USD	17,971,234	Bank of America N.A.	12/20/23	(292,871)
EUR	1,640,000	USD	1,761,338	HSBC Bank PLC	12/20/23	(21,091)
EUR	2,170,000	USD	2,339,159	Royal Bank of Canada	12/20/23	(36,515)
GBP	810,000	USD	1,003,586	Barclays Bank PLC	12/20/23	(14,767)
GBP	5,620,000	USD	6,987,700	Barclays Bank PLC	12/20/23	(127,009)
GBP	4,430,000	USD	5,523,116	JPMorgan Chase Bank N.A.	12/20/23	(115,134)
GBP	25,660,000	USD	32,043,518	State Street Bank and Trust Co.	12/20/23	(718,727)
GBP	4,110,000	USD	5,032,531	UBS AG	12/20/23	(15,193)
HUF	3,450,000,000	USD	9,474,159	HSBC Bank PLC	12/20/23	(225,181)
IDR	28,260,000,000	USD	1,833,041	JPMorgan Chase Bank N.A.	12/20/23	(9,285)
ILS	6,900,000	USD	1,818,541	Barclays Bank PLC	12/20/23	(2,442)
ILS	3,600,000	USD	948,509	Deutsche Bank AG	12/20/23	(979)
ILS	5,100,000	USD	1,343,667	JPMorgan Chase Bank N.A.	12/20/23	(1,333)
INR	762,700,000	USD	9,158,371	Goldman Sachs International	12/20/23	(15,162)
JPY	214,000,000	USD	1,468,835	HSBC Bank PLC	12/20/23	(18,345)
KRW	4,250,000,000	USD	3,213,465	JPMorgan Chase Bank N.A.	12/20/23	(58,353)
KRW	3,755,000,000	USD	2,839,807	Morgan Stanley & Co. International PLC	12/20/23	(52,173)
MXN	105,000,000	USD	6,020,067	JPMorgan Chase Bank N.A.	12/20/23	(73,528)
MXN	22,400,000	USD	1,276,385	Morgan Stanley & Co. International PLC	12/20/23	(7,790)
PLN	1,650,000	USD	378,390	Morgan Stanley & Co. International PLC	12/20/23	(1,813)
SGD	2,480,000	USD	1,826,557	Goldman Sachs International	12/20/23	(5,933)
SGD	5,650,000	USD	4,162,728	Goldman Sachs International	12/20/23	(14,934)
SGD	2,980,000	USD	2,188,006	JPMorgan Chase Bank N.A.	12/20/23	(320)
SGD	3,720,000	USD	2,738,686	JPMorgan Chase Bank N.A.	12/20/23	(7,749)
SGD	4,340,000	USD	3,195,368	Standard Chartered Bank	12/20/23	(9,275)
TWD	604,600,000	USD	19,043,719	Deutsche Bank AG	12/20/23	(196,067)
USD	5,359,029	AUD	8,390,000	Barclays Bank PLC	12/20/23	(49,819)
USD	4,049,736	AUD	6,300,000	JPMorgan Chase Bank N.A.	12/20/23	(11,734)
USD	5,887,451	CHF	5,360,000	JPMorgan Chase Bank N.A.	12/20/23	(19,545)
USD	1,377,055	CLP	1,259,000,000	Barclays Bank PLC	12/20/23	(31,301)
USD	2,117,432	COP	8,810,000,000	Bank of America N.A.	12/20/23	(219)
USD	19,707,000	EUR	18,630,000	Barclays Bank PLC	12/20/23	(61,781)
USD	7,143,660	GBP	5,880,000	BNP Paribas SA	12/20/23	(34,429)
USD	1,785,249	HUF	667,000,000	Deutsche Bank AG	12/20/23	(2,887)
USD	724,430	IDR	11,277,853,959	Bank of America N.A.	12/20/23	(3,385)
USD	2,444,268	IDR	38,062,146,041	Goldman Sachs International	12/20/23	(12,069)
USD	2,743,300	ILS	10,450,000	Deutsche Bank AG	12/20/23	(7,168)
USD	118,163	ILS	450,000	Morgan Stanley & Co. International PLC	12/20/23	(278)
USD	2,868,700	KRW	3,865,000,000	Standard Chartered Bank	12/20/23	(596)
USD	62,056,444	NZD	105,020,000	BNP Paribas SA	12/20/23	(889,407)
USD	2,277,871	NZD	3,860,000	Goldman Sachs International	12/20/23	(35,698)
USD	141,919	NZD	240,000	HSBC Bank PLC	12/20/23	(1,930)

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,696,814	NZD	14,700,000	JPMorgan Chase Bank N.A.	12/20/23	$(113,927)
USD	23,800,478	PHP	1,353,200,000	Barclays Bank PLC	12/20/23	(97,656)
USD	1,329,661	PHP	75,800,000	Citibank N.A.	12/20/23	(9,002)
USD	1,358,863	PHP	77,100,000	HSBC Bank PLC	12/20/23	(2,758)
USD	1,872,020	PHP	106,400,000	JPMorgan Chase Bank N.A.	12/20/23	(7,053)
USD	5,408,437	PHP	308,600,000	Standard Chartered Bank	12/20/23	(41,581)
USD	7,452,091	PLN	32,750,000	Deutsche Bank AG	12/20/23	(22,399)
USD	6,422,907	SEK	71,600,000	Deutsche Bank AG	12/20/23	(156,091)
USD	8,377,926	SEK	93,000,000	Deutsche Bank AG	12/20/23	(167,421)
USD	6,413,551	SEK	70,500,000	Goldman Sachs International	12/20/23	(64,373)
USD	7,044,240	SEK	77,900,000	Goldman Sachs International	12/20/23	(113,636)
USD	31,647,077	SEK	350,600,000	Goldman Sachs International	12/20/23	(567,960)
USD	4,144,255	SEK	45,700,000	UBS AG	12/20/23	(54,910)
USD	2,418,487	ZAR	46,200,000	Barclays Bank PLC	12/20/23	(4,835)
USD	2,657,581	ZAR	51,000,000	Goldman Sachs International	12/20/23	(17,516)
USD	869,658	ZAR	16,600,000	JPMorgan Chase Bank N.A.	12/20/23	(1,060)
ZAR	333,100,000	USD	17,532,798	BNP Paribas SA	12/20/23	(60,747)

						(7,244,974)

						$(3,940,019)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V1	5.00%	Quarterly	12/20/28	USD 53,540	$ (515,746)	$(460,692)	$(55,054)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date		Notional Amount (000)		Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency						Value
28-Day MXIBTIIE, 11.50%	Monthly	8.65%	Monthly	03/20/24	(a)	03/14/29	MXN	39,970	$(57,213)	$21	$(57,234)
28-Day MXIBTIIE, 11.50%	Monthly	8.75%	Monthly	03/20/24	(a)	03/14/29	MXN	187,670	(227,192)	101	(227,293)
28-Day MXIBTIIE, 11.50%	Monthly	8.76%	Monthly	03/20/24	(a)	03/14/29	MXN	236,610	(281,341)	129	(281,470)
28-Day MXIBTIIE, 11.50%	Monthly	8.76%	Monthly	03/20/24	(a)	03/14/29	MXN	355,820	(421,171)	194	(421,365)
8.83%	Monthly	28-Day MXIBTIIE, 11.50%	Monthly	03/20/24	(a)	03/14/29	MXN	100,230	105,144	53	105,091
28-Day MXIBTIIE, 11.50%	Monthly	8.90%	Monthly	03/20/24	(a)	03/14/29	MXN	192,820	(173,198)	102	(173,300)
8.90%	Monthly	28-Day MXIBTIIE, 11.50%	Monthly	03/20/24	(a)	03/14/29	MXN	60,510	53,101	33	53,068
28-Day MXIBTIIE, 11.50%	Monthly	8.90%	Monthly	03/20/24	(a)	03/14/29	MXN	386,660	(343,148)	208	(343,356)
28-Day MXIBTIIE, 11.50%	Monthly	9.03%	Monthly	03/20/24	(a)	03/14/29	MXN	363,990	(221,096)	199	(221,295)
28-Day MXIBTIIE, 11.50%	Monthly	9.21%	Monthly	03/20/24	(a)	03/14/29	MXN	156,450	(36,053)	84	(36,137)
28-Day MXIBTIIE, 11.50%	Monthly	9.41%	Monthly	03/20/24	(a)	03/14/29	MXN	177,570	35,583	94	35,489
1.69%	Annual	1-Day SSARON, 1.71%	Annual	03/20/24	(a)	03/20/29	CHF	147,790	(131,224)	99,492	(230,716)
2.80%	Quarterly	1-Day THOR, 2.49%	Quarterly	03/20/24	(a)	03/20/29	THB	792,530	98,588	248	98,340
3.10%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	03/20/24	(a)	03/20/29	EUR	12,480	118,421	27,144	91,277
3.11%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	03/20/24	(a)	03/20/29	EUR	138,870	1,271,649	142,418	1,129,231
3.17%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	03/20/24	(a)	03/20/29	EUR	16,800	109,235	20,877	88,358
3.26%	Semi-Annual	1-Day SORA, 3.82%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	19,150	101,841	157	101,684
3.26%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	03/20/24	(a)	03/20/29	EUR	14,470	31,312	12,272	19,040
1-Day SORA, 3.82%	Semi-Annual	3.27%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	71,540	(356,733)	586	(357,319)
3.36%	Annual	3-mo. STIBOR, 4.06%	Quarterly	03/20/24	(a)	03/20/29	SEK	1,064,220	489,950	81,461	408,489
3.50%	Semi-Annual	1-Day SORA, 3.82%	Semi-Annual	03/20/24	(a)	03/20/29	SGD	6,050	(16,473)	49	(16,522)
3.50%	Annual	3-mo. STIBOR, 4.06%	Quarterly	03/20/24	(a)	03/20/29	SEK	123,510	(16,001)	125	(16,126)
3.51%	Annual	3-mo. STIBOR, 4.06%	Quarterly	03/20/24	(a)	03/20/29	SEK	110,630	(16,137)	112	(16,249)
3.51%	Annual	3-mo. STIBOR, 4.06%	Quarterly	03/20/24	(a)	03/20/29	SEK	154,820	(24,162)	158	(24,320)
3-mo. KRW CDC, 3.83%	Quarterly	3.65%	Quarterly	03/20/24	(a)	03/20/29	KRW	2,758,463	(13,113)	23	(13,136)

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date		Notional Amount (000)		Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency						Value
3-mo. KRW CDC, 3.83%	Quarterly	3.65%	Quarterly	03/20/24	(a)	03/20/29	KRW	9,780,007	$(47,477)	$82	$(47,559)
3-mo. KRW CDC, 3.83%	Quarterly	3.68%	Quarterly	03/20/24	(a)	03/20/29	KRW	12,589,660	(50,106)	104	(50,210)
3-mo. KRW CDC, 3.83%	Quarterly	3.70%	Quarterly	03/20/24	(a)	03/20/29	KRW	8,112,307	(25,737)	68	(25,805)
3-mo. KRW CDC, 3.83%	Quarterly	3.71%	Quarterly	03/20/24	(a)	03/20/29	KRW	7,193,933	(20,888)	60	(20,948)
3.71%	Quarterly	3-mo. KRW CDC, 3.83%	Quarterly	03/20/24	(a)	03/20/29	KRW	14,374,628	41,495	120	41,375
3-mo. KRW CDC, 3.83%	Quarterly	3.74%	Quarterly	03/20/24	(a)	03/20/29	KRW	74,003,512	(141,188)	621	(141,809)
3-mo. KRW CDC, 3.83%	Quarterly	3.75%	Quarterly	03/20/24	(a)	03/20/29	KRW	276,750,716	(403,260)	2,322	(405,582)
3.77%	Annual	3-mo. TELBOR, 4.87%	Quarterly	03/20/24	(a)	03/20/29	ILS	28,450	152,379	83	152,296
1-Day CORRA, 5.00%	Semi-Annual	3.88%	Semi-Annual	03/20/24	(a)	03/20/29	CAD	132,390	(1,318,808)	(20,798)	(1,298,010)
6-mo. PRIBOR, 7.02%	Semi-Annual	3.93%	Annual	03/20/24	(a)	03/20/29	CZK	11,560	(9,663)	6	(9,669)
6-mo. WIBOR, 5.63%	Semi-Annual	3.97%	Annual	03/20/24	(a)	03/20/29	PLN	45,090	(196,791)	117	(196,908)
6-mo. PRIBOR, 7.02%	Semi-Annual	3.98%	Annual	03/20/24	(a)	03/20/29	CZK	3,248,780	(2,396,966)	1,592	(2,398,558)
1-Day SOFR, 5.31%	Annual	3.99%	Annual	03/20/24	(a)	03/20/29	USD	107,370	(1,193,333)	6,591	(1,199,924)
1-Day SOFR, 5.31%	Annual	4.00%	Annual	03/20/24	(a)	03/20/29	USD	7,260	(77,045)	(11,547)	(65,498)
1-Day SOFR, 5.31%	Annual	4.04%	Annual	03/20/24	(a)	03/20/29	USD	10,080	(91,478)	(11,177)	(80,301)
1-Day SOFR, 5.31%	Annual	4.04%	Annual	03/20/24	(a)	03/20/29	USD	17,190	(149,973)	(1,978)	(147,995)
4.13%	Quarterly	3-mo. HIBOR, 5.27%	Quarterly	03/20/24	(a)	03/20/29	HKD	34,160	45,472	49	45,423
4.14%	Annual	6-mo. WIBOR, 5.63%	Semi-Annual	03/20/24	(a)	03/20/29	PLN	19,740	53,742	50	53,692
1-Day SOFR, 5.31%	Annual	4.19%	Annual	03/20/24	(a)	03/20/29	USD	7,590	(17,958)	85	(18,043)
1-Day SOFR, 5.31%	Annual	4.21%	Annual	03/20/24	(a)	03/20/29	USD	34,590	(51,026)	386	(51,412)
1-Day SOFR, 5.31%	Annual	4.21%	Annual	03/20/24	(a)	03/20/29	USD	12,600	(18,040)	140	(18,180)
4.22%	Quarterly	3-mo. HIBOR, 5.27%	Quarterly	03/20/24	(a)	03/20/29	HKD	795,470	669,413	1,132	668,281
4.23%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	21,080	157,455	151	157,304
6-mo. WIBOR, 5.63%	Semi-Annual	4.23%	Annual	03/20/24	(a)	03/20/29	PLN	42,140	(78,619)	108	(78,727)
4.24%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	17,790	128,885	128	128,757
4.25%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	7,640	54,492	54	54,438
4.26%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	10,440	69,187	75	69,112
6-mo. WIBOR, 5.63%	Semi-Annual	4.26%	Annual	03/20/24	(a)	03/20/29	PLN	31,510	(49,737)	85	(49,822)
4.28%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	10,440	65,230	75	65,155
4.28%	Annual	6-mo. NIBOR, 5.03%	Semi-Annual	03/20/24	(a)	03/20/29	NOK	1,780,710	164,469	(373,297)	537,766
4.29%	Annual	6-mo. NIBOR, 5.03%	Semi-Annual	03/20/24	(a)	03/20/29	NOK	171,280	8,620	178	8,442
4.33%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	15,070	70,887	109	70,778
6-mo. WIBOR, 5.63%	Semi-Annual	4.35%	Annual	03/20/24	(a)	03/20/29	PLN	28,570	(21,573)	74	(21,647)
4.40%	Quarterly	3-mo. HIBOR, 5.27%	Quarterly	03/20/24	(a)	03/20/29	HKD	65,790	(7,984)	94	(8,078)
6-mo. WIBOR, 5.63%	Semi-Annual	4.41%	Annual	03/20/24	(a)	03/20/29	PLN	58,880	(8,990)	150	(9,140)
4.42%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	18,710	40,468	135	40,333
4.45%	Quarterly	3-mo. HIBOR, 5.27%	Quarterly	03/20/24	(a)	03/20/29	HKD	155,370	(63,228)	222	(63,450)
4.47%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	03/20/24	(a)	03/20/29	AUD	12,350	10,414	88	10,326
4.48%	Quarterly	3-mo. HIBOR, 5.27%	Quarterly	03/20/24	(a)	03/20/29	HKD	97,060	(53,491)	138	(53,629)
4.52%	Quarterly	3-mo. HIBOR, 5.27%	Quarterly	03/20/24	(a)	03/20/29	HKD	34,830	(26,585)	50	(26,635)
4.54%	Annual	1-Day SONIA, 5.19%	Annual	03/20/24	(a)	03/20/29	GBP	62,270	(265,986)	166,206	(432,192)
4.75%	Semi-Annual	3-mo. BBR, 0.85%	Quarterly	03/20/24	(a)	03/20/29	NZD	19,030	187,939	125	187,814
4.83%	Semi-Annual	3-mo. BBR, 0.85%	Quarterly	03/20/24	(a)	03/20/29	NZD	23,280	185,423	153	185,270
4.83%	Semi-Annual	3-mo. BBR, 0.85%	Quarterly	03/20/24	(a)	03/20/29	NZD	10,480	82,137	69	82,068
5.03%	Semi-Annual	3-mo. BBR, 0.85%	Quarterly	03/20/24	(a)	03/20/29	NZD	19,300	55,369	127	55,242
5.09%	Semi-Annual	3-mo. BBR, 0.85%	Quarterly	03/20/24	(a)	03/20/29	NZD	10,750	14,406	71	14,335
6.78%	Semi-Annual	1-Day MIBOR, 6.95%	Semi-Annual	03/20/24	(a)	03/20/29	INR	1,095,390	16,178	147	16,031
8.48%	Quarterly	3-mo. JIBAR, 8.33%	Quarterly	03/20/24	(a)	03/20/29	ZAR	344,420	406,389	203	406,186
8.61%	Quarterly	3-mo. JIBAR, 8.33%	Quarterly	03/20/24	(a)	03/20/29	ZAR	182,070	166,993	108	166,885
4.06%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	N/A		09/25/33	CAD	5,540	31,747	31,236	511
4.17%	Annual	1-Day SONIA, 5.19%	Annual	N/A		09/25/33	GBP	2,400	42,599	7,807	34,792
4.62%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	N/A		09/26/33	AUD	7,910	51,859	11,268	40,591
3.27%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	N/A		09/27/33	EUR	4,740	50,267	27,519	22,748
4.14%	Annual	1-Day SOFR, 5.31%	Annual	N/A		09/27/33	USD	3,830	43,411	18,793	24,618
4.40%	Annual	1-Day SONIA, 5.19%	Annual	N/A		09/28/33	GBP	2,420	(10,454)	(12)	(10,442)
4.30%	Annual	1-Day SOFR, 5.31%	Annual	N/A		10/03/33	USD	2,950	(3,928)	(15,702)	11,774
4.72%	Semi-Annual	6-mo. BBSW, 4.40%	Semi-Annual	N/A		10/03/33	AUD	6,610	8,941	8,951	(10)

									$(3,643,477)	$240,134	$(3,883,611)

(a)	Forward Swap.

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.67%	Monthly	US CPI for All Urban Consumers NSA	Monthly	08/09/33	USD	27,800	$(80,117)	$578	$(80,695)
2.62%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	08/15/33	EUR	12,290	(92,938)	18,304	(111,242)
2.66%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	08/15/33	EUR	18,180	(204,257)	412	(204,669)
3.86%	Monthly	UK RPI All Items NSA	Monthly	08/15/33	GBP	10,910	272	57,405	(57,133)
3.88%	Monthly	UK RPI All Items NSA	Monthly	08/15/33	GBP	26,270	(58,809)	(260)	(58,549)
2.62%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	09/15/33	EUR	18,080	(135,695)	(1,687)	(134,008)

							$(571,544)	$74,752	$(646,296)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/15/28	$27,380,864	$4,199,033	(c)	$32,094,104	7.7%
	Monthly	Bank of America N.A.(d)	02/15/28	12,853,530	(3,047,485	)(e)	9,160,634	7.0
	Monthly	Barclays Bank PLC(f)	01/24/24	(6,622,882)	(5,639,205	)(g)	(11,815,350)	12.9
	Monthly	Barclays Bank PLC(h)	01/24/24	(71,238,750)	1,214,119	(i)	(70,285,881)	14.2
	Monthly	BNP Paribas SA(j)	04/29/24	28,085,090	3,915,965	(k)	31,451,009	11.2
	Monthly	BNP Paribas SA(l)	04/29/24	(20,094,186)	1,059,817	(m)	(18,406,246)	9.1
	Monthly	Citibank N.A.(n)	02/24/28	48,308,880	(3,417,988	)(o)	44,742,160	2.9
	Monthly	Citibank N.A.(p)	02/24/28	63,243,586	(419,530	)(q)	63,417,949	4.6
	Monthly	Goldman Sachs Bank USA(r)	08/19/26	67,913,709	(821,883	)(s)	67,727,918	6.1
	Monthly	Goldman Sachs Bank USA(t)	08/19/26	30,535,615	7,074,822	(u)	37,874,872	3.9
	Monthly	HSBC Bank PLC(v)	02/10/28	(14,906,356)	(4,792,848	)(w)	(20,265,167)	8.4
	Monthly	HSBC Bank PLC(x)	02/10/28	(19,958,048)	(389,848	)(y)	(19,558,390)	7.1
	Monthly	Morgan Stanley & Co. International PLC(z)	10/03/28	27,887,239	(956,989	)(aa)	25,448,172	6.6
	Monthly	Morgan Stanley & Co. International PLC(ab)	10/03/28	5,060,493	796,260	(ac)	6,092,316	8.1

					$(1,225,760)		$177,678,100

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(514,207) of net dividends and financing fees.
(e)	Amount includes $645,411 of net dividends and financing fees.
(g)	Amount includes $(446,737) of net dividends and financing fees.
(i)	Amount includes $261,250 of net dividends and financing fees.
(k)	Amount includes $550,046 of net dividends and financing fees.
(m)	Amount includes $(628,123) of net dividends and financing fees.
(o)	Amount includes $148,732 of net dividends and financing fees.
(q)	Amount includes $(593,893) of net dividends and financing fees.
(s)	Amount includes $(636,092) of net dividends and financing fees.
(u)	Amount includes $(264,435) of net dividends and financing fees.
(w)	Amount includes $565,963 of net dividends and financing fees.
(y)	Amount includes $(789,506) of net dividends and financing fees.
(aa)	Amount includes $1,482,078 of net dividends and financing fees.
(ac)	Amount includes $(235,563) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-20 basis points	0-35 basis points	0-38 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

OTC Total Return Swaps (continued)

(h)	(j)	(l)
0-25 basis points	0-20 basis points	0-1,500 basis points
USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

(n)	(p)	(r)
15-20 basis points	0-20 basis points	6-20 basis points
USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

(t)	(v)	(x)
0-20 basis points	0-1,000 basis points	0-20 basis points
USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

(z)	(ab)
15-23 basis points	15-23 basis points
USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Chemicals
Olin Corp.	148,160	$7,405,037	23.1%

Consumer Finance
Capital One Financial Corp.	303,139	29,419,640	91.7

Containers & Packaging
International Paper Co.	863,899	30,642,497	95.5

Diversified Telecommunication Services
AT&T, Inc.	2,065,409	31,022,443	96.6

Electric Utilities
Duke Energy Corp.	334,081	29,485,989	91.9

Electronic Equipment, Instruments & Components
Xerox Holdings Corp.	373,190	5,855,351	18.2

Ground Transportation
CSX Corp.	224,351	6,898,793	21.5

Health Care Providers & Services
Cardinal Health, Inc.	160,837	13,963,868	43.5

Hotels, Restaurants & Leisure
Yum! Brands, Inc.	237,307	29,649,137	92.4

Household Durables
Toll Brothers, Inc.	34,254	2,533,426	7.9

Industrial Conglomerates
General Electric Co.	261,040	28,857,972	89.9

Security	Shares	Value	% of Basket Value

Insurance
Marsh & McLennan Cos., Inc.	53,400	$10,162,020	31.7%

Oil, Gas & Consumable Fuels
APA Corp.	191,709	7,879,240	24.5
Murphy Oil Corp.	664,488	30,134,531	93.9

		38,013,771

Passenger Airlines
Delta Air Lines, Inc.	542,457	20,070,909	62.5

Total Reference Entity — Long		283,980,853

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(76,991)	(14,757,635)	(46.0)

Broadline Retail
Nordstrom, Inc.	(38,851)	(580,434)	(1.8)

Chemicals
Eastman Chemical Co.	(62,181)	(4,770,526)	(14.9)

Consumer Finance
OneMain Holdings, Inc.	(174,980)	(7,014,948)	(21.8)

Containers & Packaging
Sealed Air Corp.	(414,482)	(13,619,879)	(42.4)

Diversified Telecommunication Services
Verizon Communications, Inc.	(893,418)	(28,955,677)	(90.2)

Electric Utilities
FirstEnergy Corp.	(288,856)	(9,873,098)	(30.8)

Financial Services
Radian Group, Inc.	(33,612)	(843,997)	(2.6)

Food Products
Tyson Foods, Inc., Class A	(577,664)	(29,166,255)	(90.9)

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	(150,817)	$(29,644,590)	(92.4)%

Household Durables
Whirlpool Corp.	(75,834)	(10,139,006)	(31.6)

Metals & Mining
Freeport-McMoRan, Inc.	(423,784)	(15,802,905)	(49.2)
Teck Resources Ltd., Class B	(321,345)	(13,846,756)	(43.2)

		(29,649,661)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(135,291)	(8,749,269)	(27.3)
Enbridge, Inc.	(334,239)	(11,093,392)	(34.6)
Kinder Morgan, Inc.	(382,354)	(6,339,429)	(19.7)
TC Energy Corp.	(80,772)	(2,779,365)	(8.6)

		(28,961,455)

Pharmaceuticals
Johnson & Johnson	(100,690)	(15,682,468)	(48.9)

Specialty Retail
Best Buy Co., Inc.	(406,321)	(28,227,120)	(87.9)

Total Reference Entity — Short		(251,886,749)

Net Value of Reference Entity — Bank of America N.A		$32,094,104

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Biotechnology
Gilead Sciences, Inc.	296,699	$22,234,623	242.7%

Chemicals
DuPont de Nemours, Inc.	273,370	20,390,668	222.6
Nutrien Ltd.	178,877	11,047,444	120.6

		31,438,112

Diversified REITs
Crown Castle, Inc.	170,862	15,724,430	171.7

Electric Utilities
Eversource Energy	99,526	5,787,437	63.2

Food Products
Campbell Soup Co.	412,654	16,951,826	185.1
General Mills, Inc.	323,290	20,687,327	225.8

		37,639,153

Health Care Providers & Services
Cardinal Health, Inc.	180,464	15,667,884	171.0
Elevance Health, Inc.	4,543	1,978,113	21.6

		17,645,997

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Wynn Resorts Ltd.	100,320	$9,270,571	101.2%
Yum! Brands, Inc.	12,468	1,557,752	17.0

		10,828,323

Insurance
Willis Towers Watson PLC	729	152,332	1.7

Interactive Media & Services
Zoominfo Technologies, Inc., Class A	678,884	11,133,698	121.5

Internet Software & Services
Uber Technologies, Inc.	497,022	22,858,042	249.5

Oil, Gas & Consumable Fuels
Range Resources Corp.	393,352	12,748,538	139.2

Residential REITs
UDR, Inc.	375,567	13,396,475	146.2

Specialized REITs
Extra Space Storage, Inc.	189,845	23,081,355	252.0

Specialty Retail
Best Buy Co., Inc.	345,258	23,985,073	261.8

Total Reference Entity — Long		248,653,588

Reference Entity — Short

Common Stocks

Automobiles
Stellantis NV	(1,026,783)	(19,642,359)	(214.4)

Building Materials
Builders FirstSource, Inc.	(3,770)	(469,327)	(5.1)

Capital Markets
Raymond James Financial, Inc.	(111,870)	(11,235,104)	(122.6)

Chemicals
Albemarle Corp.	(1,706)	(290,088)	(3.1)
Celanese Corp., Class A	(194,333)	(24,392,678)	(266.3)
International Flavors & Fragrances, Inc.	(31,733)	(2,163,239)	(23.6)
Valvoline, Inc.	(731,325)	(23,577,918)	(257.4)

		(50,423,923)

Consumer Staples Distribution & Retail
US Foods Holding Corp.	(38,595)	(1,532,221)	(16.7)

Containers & Packaging
Avery Dennison Corp.	(132,991)	(24,293,466)	(265.2)

Distributors
Genuine Parts Co.	(24,526)	(3,541,064)	(38.7)

Electric Utilities
FirstEnergy Corp.	(69,892)	(2,388,909)	(26.1)

Electronic Equipment, Instruments & Components
Coherent Corp.	(138,708)	(4,527,429)	(49.4)
Teledyne Technologies, Inc.	(19,425)	(7,936,667)	(86.7)

		(12,464,096)

Entertainment
Walt Disney Co.	(86,478)	(7,009,042)	(76.5)

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Equipment & Supplies
Hologic, Inc.	(42,190)	$(2,927,986)	(32.0)%
Teleflex, Inc.	(2,943)	(578,035)	(6.3)

		(3,506,021)

Health Care REITs
Medical Properties Trust, Inc.	(119,044)	(648,790)	(7.1)

Hotels, Restaurants & Leisure
Caesars Entertainment, Inc.	(1,430)	(66,280)	(0.7)
Expedia Group, Inc.	(1,854)	(191,092)	(2.1)
Hyatt Hotels Corp., Class A	(54,858)	(5,819,337)	(63.5)
Marriott International, Inc., Class A	(100,336)	(19,722,044)	(215.3)

		(25,798,753)

Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	(634,064)	(24,424,145)	(266.6)

IT Services
Twilio, Inc., Class A	(5,545)	(324,549)	(3.5)

Life Sciences Tools & Services
Revvity, Inc.	(97,118)	(10,750,963)	(117.4)

Metals & Mining
Teck Resources Ltd., Class B	(291,683)	(12,568,620)	(137.2)

Oil, Gas & Consumable Fuels
Suncor Energy, Inc.	(173,067)	(5,950,043)	(65.0)

Real Estate Management & Development
CBRE Group, Inc., Class A	(303,428)	(22,411,192)	(244.7)

Retail REITs
Realty Income Corp.	(2,210)	(110,367)	(1.2)

Total Reference Entity — Short		(239,492,954)

Net Value of Reference Entity — Bank of America N.A.		$9,160,634

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date January 24, 2024:

Security	Shares	Value	%of Basket Value

Reference Entity — Long

Common Stocks

Automobiles
AutoZone, Inc.	9,108	$23,134,229	(195.8)%

Communications Equipment
Cisco Systems, Inc.	549,408	29,536,174	(250.0)

Consumer Discretionary
Carnival Corp.	1,824,291	25,029,273	(211.8)

Consumer Staples Distribution & Retail
Kroger Co.	650,781	29,122,450	(246.5)

Security	Shares	Value	% of Basket Value

Electric Utilities
Exelon Corp.	467,759	$17,676,613	(149.6)%

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	84,981	10,643,020	(90.1)

Ground Transportation
CSX Corp.	538,622	16,562,627	(140.2)

Health Care Equipment & Supplies
Baxter International, Inc.	771,073	29,100,295	(246.3)

Health Care Providers & Services
CVS Health Corp.	424,295	29,624,277	(250.7)
McKesson Corp.	71,103	30,919,139	(261.7)

		60,543,416

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	241,749	14,705,592	(124.4)
McDonald’s Corp.	74,301	19,573,855	(165.7)

		34,279,447

Household Durables
KB Home	201,434	9,322,366	(78.9)
Toll Brothers, Inc.	364,389	26,950,210	(228.1)

		36,272,576

Insurance
Allstate Corp.	47,330	5,273,035	(44.6)
American International Group, Inc., Class A	195,613	11,854,148	(100.3)

		17,127,183

Media
Comcast Corp., Class A	101,777	4,512,792	(38.2)

Oil, Gas & Consumable Fuels
APA Corp.	529,497	21,762,327	(184.2)
ConocoPhillips, Class A	216,039	25,881,472	(219.0)
Marathon Petroleum Corp.	92,482	13,996,226	(118.5)
Valero Energy Corp.	217,341	30,799,393	(260.7)

		92,439,418

Specialized REITs
Weyerhaeuser Co.	915,661	28,074,166	(237.6)

Total Reference Entity — Long		454,053,679

Reference Entity — Short

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	(132,512)	(6,128,680)	51.9
RTX Corp.	(290,989)	(20,942,478)	177.2
TransDigm Group, Inc.	(34,349)	(28,960,673)	245.1

		(56,031,831)

Broadline Retail
Kohl’s Corp.	(1,470,981)	(30,831,762)	261.0
Nordstrom, Inc.	(248,363)	(3,710,543)	31.4

		(34,542,305)

Chemicals
Corteva, Inc.	(381,737)	(19,529,665)	165.3

Consumer Staples Distribution & Retail
Lamb Weston Holdings, Inc.	(155,446)	(14,372,537)	121.7

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Containers & Packaging
Ball Corp.	(144,972)	$(7,216,706)	61.1%

Diversified REITs
Iron Mountain, Inc.	(195,297)	(11,610,407)	98.3

Electric Utilities
AES Corp.	(948,315)	(14,414,388)	122.0

Financial Services
Ally Financial, Inc.	(1,094,808)	(29,209,478)	247.2
MGIC Investment Corp.	(380,060)	(6,343,201)	53.7
Radian Group, Inc.	(122,925)	(3,086,647)	26.1

		(38,639,326)

Food Products
Campbell Soup Co.	(95,068)	(3,905,393)	33.0
General Mills, Inc.	(182,207)	(11,659,426)	98.7

		(15,564,819)

Ground Transportation
Avis Budget Group, Inc.	(4,027)	(723,612)	6.1

Health Care Providers & Services
Quest Diagnostics, Inc.	(80,265)	(9,781,093)	82.8

Hotel & Resort REITs
Host Hotels & Resorts, Inc.	(859,032)	(13,804,644)	116.8

Hotels, Restaurants & Leisure
MGM Resorts International	(642,362)	(23,613,227)	199.9

Household Durables
D.R. Horton, Inc.	(61,722)	(6,633,263)	56.1
PulteGroup, Inc.	(395,052)	(29,253,601)	247.6

		(35,886,864)

Insurance
Prudential Financial, Inc.	(84,123)	(7,982,431)	67.6

Life Sciences Tools & Services
Danaher Corp.	(116,575)	(28,922,258)	244.8

Media
Paramount Global, Class B	(601,221)	(7,755,751)	65.6

Metals & Mining
Cleveland-Cliffs, Inc.	(427,264)	(6,678,136)	56.5
U.S. Steel Corp.	(214,546)	(6,968,454)	59.0

		(13,646,590)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(334,283)	(21,618,082)	183.0
Enbridge, Inc.	(537,365)	(17,835,144)	150.9

		(39,453,226)

Passenger Airlines
American Airlines Group, Inc.	(2,295,538)	(29,405,842)	248.9
Southwest Airlines Co.	(105,224)	(2,848,413)	24.1

		(32,254,255)

Pharmaceuticals
Pfizer, Inc.	(48,916)	(1,622,544)	13.7

Retail REITs
Simon Property Group, Inc.	(96,290)	(10,402,209)	88.0

Security	Shares	Value	% of Basket Value

Trading Companies & Distributors
United Rentals, Inc.	(14,583)	$(6,483,164)	54.9%

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(154,339)	(21,615,177)	182.9

Total Reference Entity — Short		(465,869,029)

Net Value of Reference Entity — Barclays Bank PLC		$(11,815,350)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date January 24, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Air Freight & Logistics
CH Robinson Worldwide, Inc.	276,491	$23,814,170	(33.9)%

Building Products
Lowe’s Cos., Inc.	1,997	415,056	(0.6)

Chemicals
Mosaic Co.	382,974	13,633,874	(19.4)

Construction Materials
Martin Marietta Materials, Inc.	7,753	3,182,451	(4.5)

Consumer Staples Distribution & Retail
Target Corp.	154,545	17,088,041	(24.3)

Containers & Packaging
Packaging Corp. of America	74,765	11,480,166	(16.3)

Diversified REITs
WP Carey, Inc.	308,095	16,661,778	(23.7)

Diversified Telecommunication Services
AT&T, Inc.	1,318,081	19,797,577	(28.2)

Energy Equipment & Services
NOV, Inc.	210,289	4,395,040	(6.2)

Entertainment
Warner Bros Discovery, Inc.	301,439	3,273,628	(4.7)

Gas Utilities
Atmos Energy Corp.	68,940	7,302,814	(10.4)

Ground Transportation
Avis Budget Group, Inc.	132,036	23,725,549	(33.8)
Canadian Pacific Kansas City Ltd.	277,715	20,664,773	(29.4)
CSX Corp.	749,980	23,061,885	(32.8)

		67,452,207

Health Care Providers & Services
Tenet Healthcare Corp., Class A	169,950	11,198,005	(15.9)

Health Care REITs
Healthpeak Properties, Inc.	665,963	12,227,081	(17.4)

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Starbucks Corp.	8,235	$751,608	(1.1)%

Household Products
Colgate-Palmolive Co.	329,287	23,415,599	(33.3)

Insurance
American International Group, Inc., Class A	192,692	11,677,135	(16.6)

Machinery
Caterpillar, Inc.	59,561	16,260,153	(23.1)

Metals & Mining
Alcoa Corp.	407,625	11,845,583	(16.9)
U.S. Steel Corp.	415,884	13,507,912	(19.2)

		25,353,495

Oil, Gas & Consumable Fuels
Antero Resources Corp.	18,440	468,007	(0.6)
EQT Corp.	427,536	17,349,411	(24.7)
Permian Resources Corp., Class A	215,425	3,007,333	(4.3)
Pioneer Natural Resources Co.	18,950	4,349,973	(6.2)
SM Energy Co.	192,042	7,614,465	(10.8)
Southwestern Energy Co.	2,427,959	15,660,336	(22.3)
Valero Energy Corp.	53,592	7,594,522	(10.8)

		56,044,047

Pharmaceuticals
Catalent, Inc.	5,592	254,604	(0.4)
Cigna Group	76,246	21,811,693	(31.0)
Royalty Pharma PLC, Class A	803,464	21,806,013	(31.0)
Zoetis, Inc.	20,524	3,570,765	(5.1)

		47,443,075

Retail REITs
Kimco Realty Corp.	103,007	1,811,893	(2.6)

Semiconductors & Semiconductor Equipment
Lam Research Corp.	38,759	24,292,978	(34.6)
Marvell Technology, Inc.	5,835	315,849	(0.4)

		24,608,827

Software
Salesforce, Inc.	115,995	23,521,466	(33.5)

Specialty Retail
Gap, Inc.	2,358,142	25,067,050	(35.7)
TJX Cos., Inc.	42,240	3,754,291	(5.3)

		28,821,341

Water Utilities
American Water Works Co., Inc.	18,035	2,233,274	(3.2)

Total Reference Entity — Long		473,863,801

Reference Entity — Short

Common Stocks

Aerospace & Defense
Spirit AeroSystems Holdings, Inc., Class A	(1,537,603)	(24,816,912)	35.3

Beverages
Constellation Brands, Inc., Class A	(91,218)	(22,925,820)	32.6
Keurig Dr. Pepper, Inc.	(56,061)	(1,769,846)	2.5

		(24,695,666)

Security	Shares	Value	% of Basket Value

Capital Markets
Cboe Global Markets, Inc.	(27,409)	$(4,281,560)	6.1%
Nasdaq, Inc.	(51,809)	(2,517,399)	3.6

		(6,798,959)

Chemicals
Corteva, Inc.	(462,451)	(23,658,993)	33.7

Communications Equipment
Ciena Corp.	(60,623)	(2,865,043)	4.1

Consumer Discretionary
Quanta Services, Inc.	(112,986)	(21,136,291)	30.1

Consumer Staples Distribution & Retail
Dollar General Corp.	(225,121)	(23,817,802)	33.9
Dollar Tree, Inc.	(26,019)	(2,769,722)	3.9
Lamb Weston Holdings, Inc.	(217,311)	(20,092,575)	28.6

		(46,680,099)

Containers & Packaging
Crown Holdings, Inc.	(162,353)	(14,364,993)	20.4
Graphic Packaging Holding Co.	(766,231)	(17,071,627)	24.3

		(31,436,620)

Diversified REITs
Iron Mountain, Inc.	(169,380)	(10,069,641)	14.3

Electrical Equipment
Eaton Corp. PLC	(1,071)	(228,423)	0.3

Energy Equipment & Services
Baker Hughes Co., Class A	(92,593)	(3,270,385)	4.7

Food Products
Bunge Ltd.	(162,926)	(17,636,740)	25.1
Tyson Foods, Inc., Class A	(377,496)	(19,059,773)	27.1

		(36,696,513)

Household Durables
Tempur Sealy International, Inc.	(562,584)	(24,382,391)	34.7

Insurance
Marsh & McLennan Cos., Inc.	(89,931)	(17,113,869)	24.4

Life Sciences Tools & Services
Charles River Laboratories International, Inc.	(120,798)	(23,673,992)	33.7

Media
Charter Communications, Inc., Class A	(55,745)	(24,517,766)	34.9
DISH Network Corp., Class A	(79,912)	(468,284)	0.7
Paramount Global, Class B	(1,424,757)	(18,379,365)	26.1

		(43,365,415)

Metals & Mining
Freeport-McMoRan, Inc.	(266,082)	(9,922,198)	14.1

Offshore Drilling & Other Services
Entegris, Inc.	(264,444)	(24,833,936)	35.3

Oil, Gas & Consumable Fuels
Cenovus Energy, Inc.	(310,363)	(6,461,758)	9.2
Ovintiv, Inc.	(119,471)	(5,683,235)	8.1

		(12,144,993)

Personal Care Products
Estee Lauder Cos., Inc., Class A	(98,367)	(14,218,950)	20.2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Professional Services
Booz Allen Hamilton Holding Corp., Class A	(161,304)	$(17,625,688)	25.1%
Equifax, Inc.	(90,820)	(16,636,408)	23.6

		(34,262,096)

Semiconductors & Semiconductor Equipment
Intel Corp.	(408,363)	(14,517,305)	20.7

Specialized REITs
Digital Realty Trust, Inc.	(90,544)	(10,957,635)	15.6

Specialty Retail
Advance Auto Parts, Inc.	(362,034)	(20,248,562)	28.8
Dick S Sporting Goods, Inc.	(188,439)	(20,460,706)	29.1
Lithia Motors, Inc., Class A	(60,036)	(17,730,432)	25.2

		(58,439,700)

Trading Companies & Distributors
United Rentals, Inc.	(53,903)	(23,963,657)	34.1

Total Reference Entity — Short		(544,149,682)

Net Value of Reference Entity — Barclays Bank PLC		$(70,285,881)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date April 29, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Northrop Grumman Corp.	53,750	$23,660,212	75.2%

Automobile Components
BorgWarner, Inc.	230,820	9,318,203	29.6

Building Products
Johnson Controls International PLC	544,200	28,956,882	92.1
Lowe’s Cos., Inc.	139,866	29,069,749	92.4

		58,026,631

Electric Utilities
Dominion Energy, Inc.	655,779	29,293,648	93.2

Energy Equipment & Services
Transocean Ltd.	634,263	5,207,299	16.6

Ground Transportation
Norfolk Southern Corp.	105,294	20,735,547	65.9
Union Pacific Corp.	143,017	29,122,552	92.6

		49,858,099

Health Care Providers & Services
DaVita, Inc.	303,609	28,700,159	91.3
HCA Healthcare, Inc.	22,557	5,548,571	17.6

		34,248,730

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Aramark	232,851	$8,079,930	25.7%
Expedia Group, Inc.	241,213	24,861,824	79.0

		32,941,754

Household Durables
Newell Brands, Inc.	2,524,366	22,795,025	72.5

Household Products
Procter & Gamble Co.	197,800	28,851,108	91.7

Insurance
Allstate Corp.	50,681	5,646,370	17.9
Marsh & McLennan Cos., Inc.	31,985	6,086,746	19.4

		11,733,116

Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.	462,743	30,022,766	95.5
Ovintiv, Inc.	151,679	7,215,370	22.9

		37,238,136

Residential REITs
Equity Residential	493,698	28,985,010	92.2

Semiconductors & Semiconductor Equipment
Honeywell International, Inc.	23,806	4,397,920	14.0

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	426,001	29,351,469	93.3

Total Reference Entity — Long		405,906,360

Reference Entity — Short

Common Stocks

Automobiles
Tesla, Inc.	(71,560)	(17,905,743)	(56.9)

Biotechnology
Amgen, Inc.	(118,394)	(31,819,571)	(101.2)

Broadline Retail
Nordstrom, Inc.	(402,778)	(6,017,503)	(19.1)

Chemicals
Dow, Inc.	(139,055)	(7,169,676)	(22.8)

Diversified REITs
Iron Mountain, Inc.	(281,044)	(16,708,066)	(53.1)

Electric Utilities
AES Corp.	(813,658)	(12,367,602)	(39.3)
FirstEnergy Corp.	(539,180)	(18,429,172)	(58.6)

		(30,796,774)

Entertainment
Netflix, Inc.	(37,368)	(14,110,157)	(44.9)

Food Products
Conagra Brands, Inc.	(897,337)	(24,604,980)	(78.2)

Hotel & Resort REITs
Host Hotels & Resorts, Inc.	(819,990)	(13,177,239)	(41.9)

Household Durables
D.R. Horton, Inc.	(137,970)	(14,827,636)	(47.2)

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Insurance
Lincoln National Corp.	(982,704)	$(24,262,962)	(77.2)%
Prudential Financial, Inc.	(64,638)	(6,133,500)	(19.5)

		(30,396,462)

Machinery
Deere & Co.	(31,000)	(11,698,780)	(37.2)

Media
Paramount Global, Class B	(1,706,254)	(22,010,677)	(70.0)

Oil, Gas & Consumable Fuels
Hess Corp.	(192,346)	(29,428,938)	(93.6)

Passenger Airlines
Southwest Airlines Co.	(897,189)	(24,286,906)	(77.2)
United Airlines Holdings, Inc.	(69,272)	(2,930,206)	(9.3)

		(27,217,112)

Pharmaceuticals
Johnson & Johnson	(67,610)	(10,530,257)	(33.5)
Pfizer, Inc.	(852,851)	(28,289,068)	(89.9)

		(38,819,325)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(124,447)	(12,795,641)	(40.7)

Trading Companies & Distributors
United Rentals, Inc.	(51,233)	(22,776,655)	(72.4)

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(15,526)	(2,174,416)	(6.9)

Total Reference Entity — Short		(374,455,351)

Net Value of Reference Entity — BNP Paribas SA		$ 31,451,009

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date April 29, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Chemicals
Mosaic Co.	52,120	$1,855,472	(10.1)%

Consumer Finance
Synchrony Financial	778,301	23,792,662	(129.3)

Diversified Telecommunication Services
AT&T, Inc.	244,309	3,669,521	(19.9)

Electric Utilities
Evergy, Inc.	423,305	21,461,563	(116.6)
Eversource Energy	156,500	9,100,475	(49.5)

		30,562,038

Electronic Equipment, Instruments & Components
Keysight Technologies, Inc.	128,865	17,050,128	(92.6)

Security	Shares	Value	% of Basket Value

Energy Equipment & Services
Halliburton Co.	241,861	$9,795,371	(53.2)%

Gas Utilities
Atmos Energy Corp.	36,527	3,869,305	(21.0)

Health Care Equipment & Supplies
Stryker Corp.	41,743	11,407,110	(62.0)

Health Care Providers & Services
Cardinal Health, Inc.	75,878	6,587,728	(35.8)

Health Care REITs
Healthpeak Properties, Inc.	334,037	6,132,919	(33.3)

Household Durables
Lennar Corp., Class A	184,613	20,719,117	(112.6)

Household Products
Kimberly-Clark Corp.	187,936	22,712,066	(123.4)

Interactive Media & Services
Match Group, Inc.	354,254	13,877,900	(75.4)

Internet Software & Services
VeriSign, Inc.	118,250	23,949,172	(130.1)

Machinery
Otis Worldwide Corp.	17,947	1,441,323	(7.9)
Stanley Black & Decker, Inc.	4,227	353,293	(1.9)

		1,794,616

Media
Omnicom Group, Inc.	90,524	6,742,228	(36.6)
Sirius XM Holdings, Inc.	890,637	4,025,679	(21.9)

		10,767,907

Office REITs
Alexandria Real Estate Equities, Inc.	50,257	5,030,726	(27.3)

Oil, Gas & Consumable Fuels
Coterra Energy, Inc.	899,912	24,342,620	(132.2)
Marathon Petroleum Corp.	62,853	9,512,173	(51.7)
SM Energy Co.	273,750	10,854,187	(59.0)

		44,708,980

Residential REITs
Camden Property Trust	36,404	3,443,091	(18.7)
Equity Residential	39,837	2,338,830	(12.7)

		5,781,921

Semiconductors & Semiconductor Equipment
Skyworks Solutions, Inc.	5,379	530,316	(2.9)

Specialized REITs
Public Storage	357	94,077	(0.5)
SBA Communications Corp., Class A	94,730	18,962,104	(103.0)

		19,056,181

Specialty Retail
O’Reilly Automotive, Inc.	136	123,605	(0.7)

Textiles, Apparel & Luxury Goods
Ralph Lauren Corp., Class A	209,970	24,375,417	(132.4)

Total Reference Entity — Long		308,150,178

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Beverages
Brown-Forman Corp., Class B	(414,709)	$(23,924,562)	130.0%

Broadline Retail
Nordstrom, Inc.	(811,645)	(12,125,976)	65.9

Capital Markets
KKR & Co., Inc.	(389,013)	(23,963,201)	130.2
Raymond James Financial, Inc.	(121,938)	(12,246,233)	66.5

		(36,209,434)

Communications Equipment
Motorola Solutions, Inc.	(30,523)	(8,309,582)	45.1

Consumer Discretionary
Quanta Services, Inc.	(7,425)	(1,388,995)	7.6

Consumer Finance
Discover Financial Services	(176,902)	(15,325,020)	83.3

Consumer Staples Distribution & Retail
Walgreens Boots Alliance, Inc.	(466,208)	(10,368,466)	56.3

Containers & Packaging
Amcor PLC	(1,345,444)	(12,324,267)	67.0

Energy Equipment & Services
Schlumberger NV	(403,401)	(23,518,278)	127.8

Food Products
Bunge Ltd.	(54,813)	(5,933,507)	32.2

Health Care Providers & Services
Molina Healthcare, Inc.	(73,374)	(24,058,601)	130.7

Health Care REITs
Medical Properties Trust, Inc., Class B	(3,294,179)	(17,953,276)	97.5

Insurance
Arthur J Gallagher & Co.	(30,433)	(6,936,594)	37.7
Brown & Brown, Inc.	(339,814)	(23,732,610)	128.9

		(30,669,204)

Machinery
Xylem, Inc.	(153,628)	(13,984,757)	76.0

Media
Paramount Global, Class B	(417,359)	(5,383,931)	29.3

Oil, Gas & Consumable Fuels
Suncor Energy, Inc.	(523,184)	(17,987,066)	97.7

Personal Care Products
Estee Lauder Cos., Inc., Class A	(52,767)	(7,627,470)	41.4

Pharmaceuticals
Pfizer, Inc.	(84,126)	(2,790,459)	15.2

Professional Services
Booz Allen Hamilton Holding Corp., Class A	(56,902)	(6,217,682)	33.8
Broadridge Financial Solutions, Inc.	(90,070)	(16,127,033)	87.6

		(22,344,715)

Specialized REITs
VICI Properties, Inc., Class A	(74,744)	(2,175,050)	11.8

Security	Shares	Value	% of Basket Value

Specialty Retail
Lithia Motors, Inc., Class A	(18,894)	$(5,579,965)	30.3%

Technology Hardware, Storage & Peripherals
NetApp, Inc.	(162,863)	(12,358,045)	67.2
Western Digital Corp.	(311,545)	(14,215,798)	77.2

		(26,573,843)

Total Reference Entity — Short		(326,556,424)

Net Value of Reference Entity — BNP Paribas SA		$(18,406,246)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
L3Harris Technologies, Inc.	139,310	$24,256,657	54.2%

Electric Utilities
Dominion Energy, Inc.	1,957	87,419	0.2

Food Products
Hershey Co.	25,104	5,022,808	11.2

Hotel & Resort REITs
Host Hotels & Resorts, Inc.	475,986	7,649,095	17.1

Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	79,977	11,454,306	25.6

Household Products
Church & Dwight Co., Inc.	39,901	3,656,129	8.2

Interactive Media & Services
Meta Platforms, Inc., Class A	80,361	24,125,176	53.9

Metals & Mining
Newmont Corp.	634,137	23,431,362	52.4

Software
Fair Isaac Corp.	1,011	878,084	2.0

Technology Hardware, Storage & Peripherals
HP, Inc.	913,215	23,469,625	52.4

Total Reference Entity — Long		124,030,661

Reference Entity — Short

Common Stocks

Food Products
Tyson Foods, Inc., Class A	(85,866)	(4,335,374)	(9.7)

Insurance
MetLife, Inc.	(150,146)	(9,445,685)	(21.1)

Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.	(297,729)	(19,316,657)	(43.2)

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Pharmaceuticals
Merck & Co., Inc.	(105,326)	$(10,843,312)	(24.2)%

Professional Services
Leidos Holdings, Inc.	(86,909)	(8,009,533)	(17.9)

Software
Intuit, Inc.	(46,568)	(23,793,454)	(53.2)

Specialty Retail
Dick S Sporting Goods, Inc.	(32,644)	(3,544,486)	(7.9)

Total Reference Entity — Short		(79,288,501)

Net Value of Reference Entity — Citibank N.A.		$44,742,160

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Building Products
Home Depot, Inc.	19,941	$6,025,373	9.5%

Chemicals
Sherwin-Williams Co.	115,501	29,458,530	46.5

Consumer Staples Distribution & Retail
Target Corp.	264,391	29,233,713	46.1

Health Care Providers & Services
Tenet Healthcare Corp., Class A	403,843	26,609,215	42.0

Machinery
Caterpillar, Inc.	107,396	29,319,108	46.2

Oil, Gas & Consumable Fuels
Devon Energy Corp.	551,522	26,307,599	41.5

Pharmaceuticals
Bristol-Myers Squibb Co.	494,179	28,682,149	45.2

Transportation Infrastructure
United Parcel Service, Inc., Class B	131,560	20,506,257	32.3

Total Reference Entity — Long		196,141,944

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(69,081)	(13,241,446)	(20.9)

Automobiles
Tesla, Inc.	(48,801)	(12,210,986)	(19.2)

Consumer Staples Distribution & Retail
Walmart, Inc.	(11,774)	(1,883,016)	(3.0)

Containers & Packaging
Sealed Air Corp.	(507,179)	(16,665,902)	(26.3)

Security	Shares	Value	% of Basket Value

Food Products
Kraft Heinz Co.	(857,662)	$(28,851,750)	(45.5)%

Health Care Equipment & Supplies
Boston Scientific Corp.	(547,899)	(28,929,067)	(45.6)

Insurance
Hartford Financial Services Group, Inc.	(204,005)	(14,465,994)	(22.8)
Prudential Financial, Inc.	(89,699)	(8,511,538)	(13.4)

		(22,977,532)

Retail REITs
Simon Property Group, Inc.	(73,723)	(7,964,296)	(12.6)

Total Reference Entity — Short		(132,723,995)

Net Value of Reference Entity — Citibank N.A.		$63,417,949

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Broadline Retail
Bath & Body Works, Inc.	740,943	$25,043,873	37.0%
Kohl’s Corp.	440,210	9,226,802	13.6

		34,270,675

Building Products
Allegion PLC	29,222	3,044,932	4.5
Fortune Brands Innovations, Inc.	149,340	9,282,975	13.7
Johnson Controls International PLC	441,475	23,490,885	34.7

		35,818,792

Consumer Discretionary
Royal Caribbean Cruises Ltd.	200,646	18,487,522	27.3

Health Care Providers & Services
Option Care Health, Inc.	391,330	12,659,526	18.7
Quest Diagnostics, Inc.	100,179	12,207,813	18.0

		24,867,339

Hotels, Restaurants & Leisure
Norwegian Cruise Line Holdings Ltd.	988,578	16,291,765	24.1

Household Durables
KB Home	430,360	19,917,061	29.4

Industrial Conglomerates
General Electric Co.	213,662	23,620,334	34.9

Residential REITs
Mid-America Apartment Communities, Inc.	183,408	23,595,439	34.8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Software
Elastic NV	297,608	$24,177,674	35.7%
Electronic Arts, Inc.	198,445	23,892,778	35.3

		48,070,452

Total Reference Entity — Long		244,939,379

Reference Entity — Short

Common Stocks

Beverages
Keurig Dr. Pepper, Inc.	(355,301)	(11,216,853)	(16.6)

Capital Markets
Ameriprise Financial, Inc.	(69,889)	(23,041,005)	(34.0)

Chemicals
FMC Corp.	(317,917)	(21,290,901)	(31.4)

Containers & Packaging
Crown Holdings, Inc.	(6,881)	(608,831)	(0.9)

Electric Utilities
NextEra Energy, Inc.	(266,443)	(15,264,519)	(22.5)

Electronic Equipment, Instruments & Components
Coherent Corp.	(639,718)	(20,880,396)	(30.8)

Financial Services
Block, Inc.	(1,135)	(50,235)	(0.1)

Independent Power and Renewable Electricity Producers
Vistra Corp.	(180,568)	(5,991,246)	(8.9)

Insurance
Progressive Corp.	(130,761)	(18,215,007)	(26.9)

Life Sciences Tools & Services
Avantor, Inc.	(1,136,499)	(23,957,399)	(35.4)

Machinery
Westinghouse Air Brake Technologies Corp.	(31,333)	(3,329,758)	(4.9)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd., Class A	(53,684)	(3,471,744)	(5.1)
ConocoPhillips	(65,268)	(7,819,107)	(11.6)

		(11,290,851)

Textiles, Apparel & Luxury Goods
VF Corp.	(1,249,262)	(22,074,460)	(32.6)

Total Reference Entity — Short		(177,211,461)

Net Value of Reference Entity — Goldman Sachs Bank USA		$67,727,918

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Air Freight & Logistics
FedEx Corp.	116,121	$30,762,775	81.2%

Automobiles
General Motors Co.	340,654	11,231,363	29.7

Consumer Finance
American Express Co.	193,107	28,809,633	76.1

Containers & Packaging
Packaging Corp. of America	202,262	31,057,330	82.0

Food Products
Mondelez International, Inc., Class A	415,394	28,828,344	76.1

Insurance
Marsh & McLennan Cos., Inc.	25,327	4,819,728	12.7

Specialty Retail
Gap, Inc.	1,739,982	18,496,009	48.8

Total Reference Entity — Long		154,005,182

Reference Entity — Short

Common Stocks

Consumer Staples Distribution & Retail
Lamb Weston Holdings, Inc.	(161,327)	(14,916,294)	(39.4)

Electric Utilities
NextEra Energy, Inc.	(476,880)	(27,320,455)	(72.1)
Southern Co.	(236,494)	(15,305,892)	(40.4)

		(42,626,347)

Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	(596,374)	(22,972,327)	(60.7)

Insurance
MetLife, Inc.	(472,037)	(29,695,848)	(78.4)

Multi-Utilities
Sempra	(87,013)	(5,919,494)	(15.6)

Total Reference Entity — Short		(116,130,310)

Net Value of Reference Entity — Goldman Sachs Bank USA		$37,874,872

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Automobiles
Ford Motor Co.	1,882,761	$23,383,892	(115.4)%

Broadline Retail
Macy’s, Inc.	152,645	1,772,208	(8.7)

Capital Markets
Moody’s Corp.	1,269	401,220	(2.0)

Chemicals
Olin Corp.	154,188	7,706,316	(38.0)
PPG Industries, Inc.	98,431	12,776,344	(63.1)

		20,482,660

Consumer Discretionary
Royal Caribbean Cruises Ltd.	59,004	5,436,629	(26.8)

Consumer Staples Distribution & Retail
Sysco Corp.	255,370	16,867,188	(83.2)

Diversified Telecommunication Services
AT&T, Inc.	48,442	727,599	(3.6)

Electric Utilities
Eversource Energy	95,264	5,539,602	(27.3)

Entertainment
Netflix, Inc.	61,834	23,348,518	(115.2)

Food Products
J M Smucker Co.	103,199	12,684,189	(62.6)
Kraft Heinz Co.	594,455	19,997,466	(98.7)

		32,681,655

Gas Utilities
Atmos Energy Corp.	116,250	12,314,363	(60.8)

Health Care REITs
Ventas, Inc.	14,346	604,397	(3.0)

Household Products
Clorox Co.	181,875	23,836,537	(117.6)

Insurance
Hartford Financial Services Group, Inc.	235,648	16,709,800	(82.5)

IT Services
Fidelity National Information Services, Inc.	1,500	82,905	(0.4)

Life Sciences Tools & Services
Agilent Technologies, Inc.	40,115	4,485,659	(22.1)

Machinery
Parker-Hannifin Corp.	36,981	14,404,839	(71.1)

Media
Sirius XM Holdings, Inc.	85,677	387,260	(1.9)

Metals & Mining
Southern Copper Corp.	20,133	1,515,814	(7.5)

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels
APA Corp.	80,998	$3,329,018	(16.4)%

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	175,178	24,253,394	(119.7)

Textiles, Apparel & Luxury Goods
Crocs, Inc.	39,794	3,511,025	(17.3)
NIKE, Inc., Class B	262,683	25,117,748	(124.0)

		28,628,773

Tobacco
Altria Group, Inc.	560,570	23,571,968	(116.3)

Total Reference Entity — Long		284,765,898

Reference Entity — Short

Common Stocks

Aerospace & Defense
RTX Corp.	(139,877)	(10,066,948)	49.7

Automobile Components
Aptiv PLC	(1,782)	(175,687)	0.9

Automobiles
General Motors Co.	(485,888)	(16,019,727)	79.0

Capital Markets
Brookfield Corp., Class A	(353,143)	(11,042,782)	54.5

Chemicals
International Flavors & Fragrances, Inc., Class A	(323,885)	(22,079,240)	109.0
LyondellBasell Industries NV, Class A	(17,855)	(1,690,869)	8.3

		(23,770,109)

Consumer Staples Distribution & Retail
Walgreens Boots Alliance, Inc.	(629,664)	(14,003,727)	69.1

Containers & Packaging
Amcor PLC	(456,336)	(4,180,038)	20.6
Graphic Packaging Holding Co.	(239,395)	(5,333,720)	26.3

		(9,513,758)

Diversified REITs
Equinix, Inc.	(2,232)	(1,621,012)	8.0

Electronic Equipment, Instruments & Components
CDW Corp.	(118,220)	(23,852,067)	117.7

Food Products
Darling Ingredients, Inc.	(22,916)	(1,196,215)	5.9

Insurance
MetLife, Inc.	(232,909)	(14,652,305)	72.3

Internet Software & Services
Gen Digital, Inc.	(239,731)	(4,238,444)	20.9

Life Sciences Tools & Services
Danaher Corp.	(94,602)	(23,470,756)	115.8
Thermo Fisher Scientific, Inc.	(46,826)	(23,701,917)	117.0

		(47,172,673)

Media
Comcast Corp., Class A	(303,100)	(13,439,454)	66.3
FactSet Research Systems, Inc.	(4,090)	(1,788,394)	8.8

		(15,227,848)

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Metals & Mining
Cleveland-Cliffs, Inc.	(219,624)	$(3,432,723)	16.9%

Oil, Gas & Consumable Fuels
Enbridge, Inc.	(2,100)	(69,699)	0.3

Pharmaceuticals
Pfizer, Inc.	(640,809)	(21,255,634)	104.9
Viatris, Inc.	(759,803)	(7,491,658)	37.0

		(28,747,292)

Specialized REITs
VICI Properties, Inc., Class A	(699,549)	(20,356,876)	100.5

Technology Hardware, Storage & Peripherals
Western Digital Corp.	(243,667)	(11,118,525)	54.9

Tobacco
Philip Morris International, Inc.	(260,065)	(24,076,818)	118.8

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(176,193)	(24,675,830)	121.8

Total Reference Entity — Short		(305,031,065)

Net Value of Reference Entity — HSBC Bank PLC		$(20,265,167)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	70,435	$28,805,098	(147.3)%

Building Products
Home Depot, Inc.	75,734	22,883,786	(117.0)

Communications Equipment
Motorola Solutions, Inc.	96,250	26,203,100	(134.0)

Consumer Discretionary
Royal Caribbean Cruises Ltd.	319,981	29,483,049	(150.7)

Electric Utilities
American Electric Power Co., Inc.	149,963	11,280,217	(57.7)

Health Care Providers & Services
Universal Health Services, Inc., Class B	110,951	13,949,869	(71.3)

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	122,971	7,480,326	(38.2)

Independent Power and Renewable Electricity Producers
Vistra Corp.	83,022	2,754,670	(14.1)

Insurance
Allstate Corp.	177,481	19,773,158	(101.1)
American International Group, Inc., Class A	37,530	2,274,318	(11.6)

		22,047,476

Security	Shares	Value	% of Basket Value

Media
Omnicom Group, Inc.	392,587	$29,239,880	(149.5)%

Metals & Mining
Barrick Gold Corp.	1,051,173	15,294,567	(78.2)

Oil, Gas & Consumable Fuels
Pioneer Natural Resources Co.	129,835	29,803,624	(152.4)

Total Reference Entity — Long		239,225,662

Reference Entity — Short

Common Stocks

Broadline Retail
Macy’s, Inc.	(2,530,252)	(29,376,226)	150.2

Chemicals
Corteva, Inc.	(145,768)	(7,457,491)	38.1
Dow, Inc.	(434,350)	(22,395,086)	114.5
Eastman Chemical Co.	(210,783)	(16,171,272)	82.7

		(46,023,849)

Consumer Finance
OneMain Holdings, Inc.	(284,276)	(11,396,625)	58.3

Food Products
Campbell Soup Co.	(139,804)	(5,743,148)	29.4
Conagra Brands, Inc.	(69,971)	(1,918,605)	9.8

		(7,661,753)

Ground Transportation
Avis Budget Group, Inc.	(158,689)	(28,514,826)	145.8

Household Durables
Whirlpool Corp.	(144,144)	(19,272,053)	98.5

Independent Power and Renewable

Electricity Producers
NRG Energy, Inc.	(185,085)	(7,129,474)	36.5

Insurance
Chubb Ltd.	(95,452)	(19,871,197)	101.6
Prudential Financial, Inc.	(80,000)	(7,591,200)	38.8

		(27,462,397)

IT Services
International Business Machines Corp.	(208,725)	(29,284,118)	149.7

Metals & Mining
Freeport-McMoRan, Inc.	(330,026)	(12,306,670)	62.9

Passenger Airlines
United Airlines Holdings, Inc.	(619,444)	(26,202,481)	134.0

Retail REITs
Simon Property Group, Inc.	(90,920)	(9,822,088)	50.2

Software
Oracle Corp.	(40,894)	(4,331,492)	22.1

Total Reference Entity — Short		(258,784,052)

Net Value of Reference Entity — HSBC Bank PLC		$(19,558,390)

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October 3, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Automobile Components
BorgWarner, Inc.	488,767	$19,731,524	77.5%

Automobiles
AutoZone, Inc.	2,588	6,573,494	25.9
Ford Motor Co.	2,451,110	30,442,786	119.6

		37,016,280

Electric Utilities
Exelon Corp.	296,393	11,200,691	44.0

Energy Equipment & Services
Halliburton Co.	723,567	29,304,464	115.2

Entertainment
Walt Disney Co.	147,829	11,981,540	47.1

Ground Transportation
CSX Corp.	218,582	6,721,397	26.4

Health Care Providers & Services
UnitedHealth Group, Inc.	21,515	10,847,648	42.6

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	111,500	6,782,545	26.7
Darden Restaurants, Inc.	142,761	20,446,230	80.3
McDonald’s Corp.	35,495	9,350,803	36.7

		36,579,578

Insurance
Marsh & McLennan Cos., Inc.	39,287	7,476,316	29.4

Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	113,709	17,208,720	67.6

Technology Hardware, Storage & Peripherals
HP, Inc.	1,125,408	28,922,986	113.7

Tobacco
Altria Group, Inc.	690,823	29,049,107	114.1

Total Reference Entity — Long		246,040,251

Reference Entity — Short

Common Stocks

Broadline Retail
Bath & Body Works, Inc.	(38,445)	(1,299,441)	(5.1)
Nordstrom, Inc.	(332,104)	(4,961,634)	(19.5)

		(6,261,075)

Chemicals
Corteva, Inc.	(58,669)	(3,001,506)	(11.8)

Diversified REITs
Iron Mountain, Inc.	(20,487)	(1,217,952)	(4.8)

Electric Utilities
AES Corp.	(51,898)	(788,850)	(3.1)

Security	Shares	Value	% of Basket Value

Financial Services
MGIC Investment Corp.	(347,008)	$(5,791,563)	(22.7)%
Radian Group, Inc.	(623,996)	(15,668,540)	(61.6)

		(21,460,103)

Food Products
General Mills, Inc.	(82,132)	(5,255,627)	(20.6)

Hotels, Restaurants & Leisure
MGM Resorts International	(149,904)	(5,510,471)	(21.7)

Household Durables
D.R. Horton, Inc.	(44,960)	(4,831,851)	(19.0)
Lennar Corp., Class A	(255,893)	(28,718,872)	(112.8)

		(33,550,723)

IT Services
Fiserv, Inc.	(252,667)	(28,541,264)	(112.2)

Machinery
Deere & Co.	(44,975)	(16,972,665)	(66.7)

Media
Charter Communications, Inc., Class A	(70,780)	(31,130,460)	(122.3)

Metals & Mining
Cleveland-Cliffs, Inc.	(550,037)	(8,597,078)	(33.8)
Newmont Corp.	(46,495)	(1,717,990)	(6.7)
Teck Resources Ltd., Class B	(40,761)	(1,756,392)	(6.9)

		(12,071,460)

Oil, Gas & Consumable Fuels
Targa Resources Corp.	(26,761)	(2,293,953)	(9.0)
Williams Cos., Inc.	(886,508)	(29,866,454)	(117.4)

		(32,160,407)

Passenger Airlines
Southwest Airlines Co.	(87,402)	(2,365,972)	(9.3)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(133,653)	(13,742,201)	(54.0)

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(46,850)	(6,561,343)	(25.8)

Total Reference Entity — Short		(220,592,079)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$25,448,172

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October 3, 2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Boeing Co.	92,175	$17,668,104	290.0%

Air Freight & Logistics
FedEx Corp.	37,119	9,833,565	161.4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Automobile Components
BorgWarner, Inc.	430,236	$17,368,627	285.1%

Construction Materials
Vulcan Materials Co.	74,837	15,118,571	248.1

Consumer Discretionary
Carnival Corp.	1,706,969	23,419,615	384.4

Diversified REITs
Crown Castle, Inc.	91,001	8,374,822	137.5

Energy Equipment & Services
Transocean Ltd.	703,796	5,778,165	94.8

Financial Services
CME Group, Inc.	116,924	23,410,523	384.3

Health Care Providers & Services
Humana, Inc., Class A	49,993	24,322,594	399.2

Health Care REITs
Healthpeak Properties, Inc.	120,786	2,217,631	36.4

Household Durables
Toll Brothers, Inc.	279,086	20,641,201	338.8

Insurance
American International Group, Inc., Class A	209,054	12,668,672	207.9
Travelers Cos., Inc.	146,861	23,983,870	393.7

		36,652,542

Metals & Mining
Steel Dynamics, Inc.	238,116	25,530,798	419.1

Oil, Gas & Consumable Fuels
Devon Energy Corp.	495,004	23,611,691	387.6

Semiconductors & Semiconductor Equipment
KLA Corp.	48,744	22,356,923	367.0

Textiles, Apparel & Luxury Goods
Tapestry, Inc.	548,254	15,762,303	258.7

Total Reference Entity — Long		292,067,675

Reference Entity — Short

Common Stocks

Automobiles
General Motors Co.	(218,176)	(7,193,263)	(118.1)

Broadline Retail
Nordstrom, Inc.	(18,316)	(273,641)	(4.5)

Building Products
Advanced Drainage Systems, Inc.	(170,898)	(19,453,319)	(319.3)

Capital Markets
Raymond James Financial, Inc.	(1,660)	(166,714)	(2.7)

Chemicals
Air Products and Chemicals, Inc.	(2,100)	(595,140)	(9.7)
FMC Corp.	(37,925)	(2,539,837)	(41.7)

		(3,134,977)

Commercial Services & Supplies
Cintas Corp.	(4,371)	(2,102,495)	(34.5)

Security	Shares	Value	% of Basket Value

Consumer Staples Distribution & Retail
Walgreens Boots Alliance, Inc.	(27,672)	$(615,425)	(10.1)%

Electric Utilities
NextEra Energy, Inc.	(3,364)	(192,724)	(3.2)

Energy Equipment & Services
Baker Hughes Co., Class A	(146,251)	(5,165,585)	(84.8)

Financial Services
Global Payments, Inc.	(107,993)	(12,461,312)	(204.5)
PayPal Holdings, Inc.	(87,072)	(5,090,229)	(83.6)

		(17,551,541)

Ground Transportation
Canadian National Railway Co.	(2,121)	(229,768)	(3.8)

Health Care Providers & Services
Centene Corp.	(339,042)	(23,353,213)	(383.3)

Industrial REITs
Prologis, Inc.	(55,652)	(6,244,711)	(102.5)

Insurance
Arthur J Gallagher & Co.	(46,321)	(10,557,945)	(173.3)
Chubb Ltd.	(16,360)	(3,405,825)	(55.9)
Progressive Corp.	(44,102)	(6,143,409)	(100.8)

		(20,107,179)

Internet Software & Services
Gen Digital, Inc.	(356,873)	(6,309,515)	(103.6)

IT Services
Gartner, Inc.	(13,826)	(4,750,752)	(78.0)
GoDaddy, Inc., Class A	(23,592)	(1,757,132)	(28.8)
International Business Machines Corp.	(167,017)	(23,432,485)	(384.6)

		(29,940,369)

Machinery
Westinghouse Air Brake Technologies Corp.	(28,611)	(3,040,491)	(49.9)
Xylem, Inc.	(106,466)	(9,691,600)	(159.1)

		(12,732,091)

Media
Comcast Corp., Class A	(98,948)	(4,387,354)	(72.0)
FactSet Research Systems, Inc.	(13,107)	(5,731,167)	(94.1)

		(10,118,521)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd., Class A	(329,860)	(21,332,046)	(350.1)
Cenovus Energy, Inc.	(883,872)	(18,402,215)	(302.1)
Exxon Mobil Corp.	(8,349)	(981,676)	(16.1)
Williams Cos., Inc.	(297,783)	(10,032,309)	(164.7)

		(50,748,246)

Personal Care Products
Estee Lauder Cos., Inc., Class A	(17,093)	(2,470,793)	(40.5)

Professional Services
Leidos Holdings, Inc.	(46,251)	(4,262,492)	(70.0)

Real Estate Management & Development
CBRE Group, Inc., Class A	(15,398)	(1,137,296)	(18.7)

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment
Micron Technology, Inc.	(326,650)	$(22,222,000)	(364.8)%
ON Semiconductor Corp.	(71,280)	(6,625,476)	(108.7)

		(28,847,476)

Software
Roper Technologies, Inc.	(1,837)	(889,622)	(14.6)

Specialty Retail
Foot Locker, Inc.	(1,384,557)	(24,022,064)	(394.3)
Murphy USA, Inc.	(6,853)	(2,341,876)	(38.4)

		(26,363,940)

Security	Shares	Value	% of Basket Value

Technology Hardware, Storage & Peripherals
Seagate Technology Holdings PLC	(52,072)	$(3,434,148)	(56.4)%

Textiles, Apparel & Luxury Goods
VF Corp.	(166,174)	(2,936,295)	(48.2)

Total Reference Entity — Short		(285,975,359)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$6,092,316

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$141,764,873	$—	$141,764,873
Common Stocks	469,040,493	—	—	469,040,493
Corporate Bonds	—	4,113,719,321	—	4,113,719,321
Non-Agency Mortgage-Backed Securities	—	1,538,677,621	—	1,538,677,621
Preferred Securities
Capital Trusts	—	599,753	—	599,753
U.S. Government Sponsored Agency Securities	—	891,165,737	—	891,165,737
Short-Term Securities
Money Market Funds	12,624,853	—	—	12,624,853
U.S. Treasury Obligations	—	63,630,440	—	63,630,440

	$481,665,346	$6,749,557,745	$—	$7,231,223,091

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$18,260,016	$—	$18,260,016
Foreign Currency Exchange Contracts	—	3,304,955	—	3,304,955
Interest Rate Contracts	76,184,350	5,482,410	—	81,666,760
Liabilities
Credit Contracts	—	(55,054)	—	(55,054)

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Equity Contracts	$—	$(19,485,776)	$—	$(19,485,776)
Foreign Currency Exchange Contracts	—	(7,244,974)	—	(7,244,974)
Interest Rate Contracts	(44,907,281)	(9,366,021)	—	(54,273,302)
Other Contracts	—	(646,296)	—	(646,296)

	$31,277,069	$(9,750,740)	$—	$21,526,329

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BBR	Bank Bill Rate

BBSW	Bank Bill Swap Rate

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

Portfolio Abbreviation (continued)

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MIBOR	Mumbai InterBank Overnight Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

NIBOR	Norwegian Interbank Offered Rate

PIK	Payment-in-Kind

PRIBOR	Prague Interbank Offer Rate

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SAN	State Aid Notes

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

THOR	Thai Overnight Repurchase Rate

UK RPI	United Kingdom Retail Price Index

WIBOR	Warsaw Interbank Offered Rate

S C H E D U L E O F I N V E S T M E N T S	42